                                   [GRAPHIC]



================================================================================


                                  Smith Barney
                                  Managed
                                  Municipals
                                  Fund Inc.

         [GRAPHIC]                ANNUAL REPORT

                                  February 28, 1998


                           [LOGO] Smith Barney Mutual Funds
                                  Investing for your future.
                                  Every day.(SM)

Smith Barney Managed
Municipals Fund Inc.
================================================================================

================================================================================

The Smith Barney Managed Municipals Fund Inc. seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities issued by state and municipal governments and by public authorities.

Smith Barney Managed Municipals Fund Inc.
Average Annual Total Returns
February 28, 1998

                                        Without Sales Charges*
                                   -------------------------------
                                   Class A     Class B     Class C
================================================================================
One-Year                             12.30%    11.81%       11.69%
--------------------------------------------------------------------------------
Five-Year                             7.87      7.32          N/A
--------------------------------------------------------------------------------
Ten-Year                              9.24       N/A          N/A
--------------------------------------------------------------------------------
Since Inception+                     11.13      9.04        11.75
================================================================================
                                         With Sales Charges**
                                   -------------------------------
                                   Class A     Class B     Class C
================================================================================
One-Year                              7.81%     7.31%       10.69%
--------------------------------------------------------------------------------
Five-Year                             6.99      7.17          N/A
--------------------------------------------------------------------------------
Ten-Year                              8.79       N/A          N/A
--------------------------------------------------------------------------------
Since Inception+                     10.86      9.04        11.75
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and C shares are March 4, 1981, November 6, 1992 and November 9, 1994, respectively.

================================================================================
FUND HIGHLIGHT
================================================================================

The bond market takes its ultimate cue from inflation and bonds experienced a meaningful rally during the past twelve months. A positive inflation outlook continues today and that should, in our view, provide a reasonable backdrop for municipal bonds in the months ahead. And while municipal bonds have lagged a little on the upside versus taxable bonds, the after-tax spread between municipal and taxable bonds are very reasonable by historical standards. In our opinion, the difference in spreads between municipal and taxable bonds should make municipal bonds less vulnerable to any short-term rate increase if one occurs.

================================================================================
NASDAQ SYMBOL
================================================================================

           Class A                      SHMMX
           Class B                      SMMBX
           Class C                      SMMCX

================================================================================
WHAT'S INSIDE
================================================================================

Shareholder Letter ........................................................    1

Historical Performance ....................................................    3

Smith Barney Managed Municipals Fund Inc.
at a Glance ...............................................................    5

Schedule of Investments ...................................................    6

Statement of Assets and Liabilities .......................................   30

Statement of Operations ...................................................   31

Statements of Changes in Net Assets .......................................   32

Notes to Financial Statements .............................................   33

Financial Highlights ......................................................   36

Independent Auditors' Report ..............................................   40

Tax Information ...........................................................   41

================================================================================
Shareholder Letter
================================================================================


[PHOTO]                                 [PHOTO]

Heath B.                                Joseph P.
McLendon                                Deane

Chairman                                Vice President and
                                        Investment Officer



Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the year ended February 28, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.


Performance Update

For the one year ended February 28, 1998, the Fund had a total return of 12.30%, 11.81%, and 11.69% for its Class A, B and C shares, respectively. In comparison, the Fund's Lipper Analytical Services, Inc. ("Lipper") peer group average posted a total return of 9.12% for the same period. (Lipper is a major independent fund-tracking organization.) Over the year covered by this report, the Fund distributed income dividends totaling $0.79 for Class A shares; based on its net asset value ("NAV") of $16.19 as of February 28, 1998, and the current monthly income dividend of $0.068 for Class A shares, this equates to an annualized distribution rate of 5.04%. For an individual in the Federal income tax bracket of 36%, the tax free yield of 5.04% is equivalent to a taxable yield of 7.88%.

We are pleased to report that your Fund has been given a four-star rating overall for its Class A and B shares from Morningstar, Inc.* as of February 28, 1998.


Municipal Bond Market Update

If there was one overriding trend in the bond market over the past year, it had to be the benign inflation environment despite strong economic growth and a relatively tight labor market. This is clearly the first time in my career as a portfolio manager that inflation has stayed subdued in the face of both of these events.

The bond market takes its ultimate cue from inflation and bonds experienced a meaningful rally during the past twelve months. A positive inflation outlook continues today and that should, in our view, provide a reasonable backdrop for municipal bonds in the months ahead. And while municipal bonds have lagged a little on the upside versus taxable bonds, the after-tax spread between municipal and taxable bonds are very reasonable by historical standards. In our opinion, the difference in spreads between municipal and taxable bonds should make municipal bonds less vulnerable to any short-term rate increase if one occurs.


Investment Strategy

As noted, the Fund seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities issued by state and municipal governments and by public authorities. The Fund's average weighted maturity is approximately 21 years, but in every market



----------
* Morningstar, Inc. proprietary ratings reflect historical risk-adjusted performance through February 28, 1998. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the Fund's 3- and 5-year returns (with fee adjustments) in excess of 90-day T-bill returns. For Class A and Class B shares, the Fund received 4 stars for the overall, 3 stars for the 3-year period and 5 stars for the 5-year period. It was rated among 1,497 and 770 of municipal bond funds for the 3- and 5-year periods, respectively. Ten percent of the funds in a rating category receive five stars.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      1
downturn we have sought out coupons that would benefit from further drops in rates. As of February 28, 1998, the Fund's average weighted maturity was 20.6 years versus approximately 24 years on February 28, 1997.

Our fundamental goal is to try and create portfolios that will provide shareholders with the ability to participate in the upside of the municipal bond market (when we think there's great potential), but we also exercise discipline amidst euphoria when the market experiences a serious rally.

We believe that discipline over time produces attractive, long-term results and those are the only ones we try to achieve. Recently, our discipline led us, in early January (when the market was at its euphoric best), to sell some of our largest and more aggressive holdings. We then waited a bit and redeployed those assets in shorter maturity bonds that we think should prove to be rewarding. If the municipal bond market continues to exude strength (and it likely will during the first half of 1998), we will use ensuing market rallies to do more of the same. In our view, while the backdrop for bonds today is excellent, rates are at a historic low. Our philosophy therefore remains "to know when to hold 'em, and know when to fold 'em."

Two characteristics of the Fund recently are its emphasis on extremely high-grade securities and, in the last market rally, a shorter average life since the middle of 1997.

In our view, there is much more value in the higher-rated issues today. Right now, there is not enough extra yield associated with lesser-rated bonds to justify the added risk, so our emphasis has been primarily on high-quality issues. Credit spreads have collapsed between different bond ratings. You are paid almost nothing extra today to buy higher-risk bonds and we do not think that condition will change any time soon.

As of February 28, 1998, approximately 94% of the Fund's holdings were rated investment-grade (BBB/Baa and higher) by either Standard & Poor's Ratings Service ("Standard & Poor's") or Moody's Investors Service Inc. ("Moody's"), with about 70% of the Fund invested in AAA bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies.) The Fund's largest holdings are concentrated in transportation bonds (15.2%), water & sewer bonds (13.9%) and hospital bonds (13.8%).


Municipal Bond Market Outlook

We anticipate that the municipal bond market over the next six months will be rather benign, yet not filled with dramatic upside potential. However, we still think there may be some upside potential in the market, especially if the long-term U.S. government bond drifts down toward 5 1/2%.

We believe that you cannot just manage for yield alone, and that is why we concentrate so much on total return. By making adjustments to a fund's average maturity, you can try to lessen the impact of volatility or take advantage of it. We think you are going to miss tremendous opportunities or make yourself more vulnerable to losses when you do not manage for total return.

Over the long term, you need to generate high total returns in order to provide shareholders with a substantial enough stream of overall distributions, especially when interest rates are heading down. In order to succeed in today's municipal bond market, in baseball terms, you need to hit singles and doubles and not try to always hit home runs. We will, therefore, continue to apply our best efforts on your behalf and provide you with what we believe is the best investment vehicle possible consistent with our total-return philosophy. Thank you for investing in the Smith Barney Managed Municipals Fund Inc.

Sincerely,




/s/ Heath B. Mclendon                        /s/ Joseph P. Deane
Heath B. McLendon                            Joseph P. Deane
Chairman                                     Vice President and
                                             Investment Officer

March 23, 1998




--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders

====================================================================================================================================
Historical Performance -- Class A Shares
====================================================================================================================================
                                    Net Asset Value
                                ------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Year Ended                       of Year          of Year         Dividends       Distributions      of Capital       Returns(1)
====================================================================================================================================
2/28/98                          $15.61           $16.19            $0.79            $0.48             $0.00           12.30%
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.61             0.91             0.38              0.00            4.51
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.90             0.08              0.00           11.34
------------------------------------------------------------------------------------------------------------------------------------
2/28/95                           16.13            15.47             0.95             0.29              0.00            4.11
------------------------------------------------------------------------------------------------------------------------------------
2/28/94                           16.71            16.13             0.88             0.90              0.00            7.41
------------------------------------------------------------------------------------------------------------------------------------
2/28/93                           15.62            16.71             1.00             0.52              0.03           17.92
------------------------------------------------------------------------------------------------------------------------------------
2/29/92                           14.98            15.62             1.05             0.00              0.02           11.79
------------------------------------------------------------------------------------------------------------------------------------
2/28/91                           15.00            14.98             1.09             0.00              0.03            7.65
------------------------------------------------------------------------------------------------------------------------------------
2/28/90                           14.83            15.00             1.10             0.00              0.00            8.78
------------------------------------------------------------------------------------------------------------------------------------
2/28/89                           15.05            14.83             1.11             0.16              0.00            7.31
====================================================================================================================================
 Total                                                              $9.78            $2.81             $0.08
====================================================================================================================================
====================================================================================================================================
Historical Performance -- Class B Shares
====================================================================================================================================
                                    Net Asset Value
                                ------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Year Ended                       of Year          of Year         Dividends       Distributions      of Capital       Returns(1)
====================================================================================================================================
2/28/98                          $15.60           $16.19            $0.71            $0.48             $0.00           11.81%
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.83             0.38              0.00            3.92
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.82             0.08              0.00           10.78
------------------------------------------------------------------------------------------------------------------------------------
2/28/95                           16.13            15.47             0.86             0.29              0.00            3.54
------------------------------------------------------------------------------------------------------------------------------------
2/28/94                           16.71            16.13             0.80             0.90              0.00            6.86
------------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/93               15.81            16.71             0.31             0.52              0.01           11.26+
====================================================================================================================================
 Total                                                              $4.33            $2.65             $0.01
====================================================================================================================================
====================================================================================================================================
Historical Performance -- Class C Shares
====================================================================================================================================
                                    Net Asset Value
                                ------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Year Ended                       of Year          of Year         Dividends       Distributions      of Capital       Returns(1)
====================================================================================================================================
2/28/98                          $15.60           $16.18            $0.70            $0.48             $0.00           11.69%
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.83             0.38              0.00            3.88
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.82             0.08              0.00           10.76
------------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/95               14.30            15.47             0.27             0.29              0.00           12.36+
====================================================================================================================================
 Total                                                              $2.62            $1.23             $0.00
====================================================================================================================================

-------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     3

====================================================================================================================================
Historical Performance -- Class Y Shares
====================================================================================================================================
                                    Net Asset Value
                                ------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Year Ended                       of Year          of Year         Dividends       Distributions      of Capital       Returns(1)
====================================================================================================================================
2/28/98                          $15.60           $16.19            $0.82            $0.48             $0.00           12.56%
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.94             0.38              0.00            4.59
------------------------------------------------------------------------------------------------------------------------------------
Inception*--2/29/96               15.63            16.20             0.85             0.08              0.00            9.84+
====================================================================================================================================
 Total                                                              $2.61            $0.94             $0.00

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

====================================================================================================================================
Average Annual Total Return
====================================================================================================================================
                                                                                Without Sales Charge(1)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                   Class B                 Class C                Class Y
====================================================================================================================================
Year Ended 2/28/98                                  12.30%                      11.81%                  11.69%                12.56%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/98                             7.87                        7.32                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/98                              9.24                         N/A                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/28/98                          11.13                        9.04                   11.75                  9.25
====================================================================================================================================
                                                                                 With Sales Charge(2)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                   Class B                 Class C                Class Y
====================================================================================================================================
Year Ended 2/28/98                                   7.81%                       7.31%                  10.69%                12.56%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/98                             6.99                        7.17                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/98                              8.79                         N/A                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/28/98                          10.86                        9.04                   11.75                  9.25
====================================================================================================================================
====================================================================================================================================
Cumulative Total Return
====================================================================================================================================
                                                                                               Without Sales Charge(1)
====================================================================================================================================
Class A (2/29/88 through 2/28/98)                                                                      141.98%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 2/28/98)                                                                   58.41
------------------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 2/28/98)                                                                   44.38
------------------------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 2/28/98)                                                                   29.33
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

================================================================================
Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of Smith Barney Managed Municipals Fund Inc. vs. Lehman Brothers Municipal Bond Fund Index and the Lipper Peer Group Average+
--------------------------------------------------------------------------------

                         February 1988 -- February 1998

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      Smith Barney                   Lehman Bros.                Lipper Peer
              Managed Municipals Funds Inc.    Municipal Bond Fund Index         Group Average
              -----------------------------    -------------------------         -------------

Feb. 1988              $ 9,598                         $10,000                     $10,000
Feb. 1989               10,300                          10,622                      10,692
Feb. 1990               11,205                          11,712                      11,636
Feb. 1991               12,061                          12,793                      12,578
Feb. 1992               13,484                          14,070                      13,885
Feb. 1993               15,900                          16,008                      15,818
Feb. 1994               17,074                          16,894                      16,654
Feb. 1995               17,774                          17,212                      16,762
Feb. 1996               19,790                          19,114                      18,414
Feb. 1997               20,682                          20,167                      19,238
Feb. 1998               23,226                          22,011                      20,981

+ Hypothetical illustration of $10,000 invested in Class A shares on February
  29, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 1998. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 254 mutual funds investing in municipal securities as of February 28, 1998. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Top Ten States Represented*
--------------------------------------------------------------------------------
California                                                                 10.1%
Colorado                                                                    8.7%
Florida                                                                     5.7%
Massachusetts                                                               6.9%
Michigan                                                                    6.5%
New York                                                                    6.2%
Ohio                                                                        3.7%
Texas                                                                      19.6%
Virginia                                                                    3.1%
Wisconsin                                                                   3.1%

* As a percentage of total investments.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Industry Breakdown
--------------------------------------------------------------------------------
Other Municipal Bonds                                                      22.0%
Cogeneration Facility                                                       3.6%
Education                                                                   7.0%
Hospitals                                                                  13.8%
Housing                                                                     1.7%
General Obligation                                                         10.4%
Pollution Control                                                           0.8%
Transportation                                                             15.2%
Utilities                                                                  11.6%
Water & Sewer                                                              13.9%


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     5

====================================================================================================================================
Schedule of Investments                                                                                            February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Alabama -- 0.2%
      $ 4,000,000     AAA            Alabama Water Pollution Control Authority, Series A,
                                        AMBAC-Insured, 4.750% due 8/15/21                                              $ 3,765,000

        3,200,000     VMIG 1*        Decatur, AL IDB, Solid Waste Disposal Revenue,
                                        (Amoco Chemical Co. Project), 3.700% due 5/1/25 (a)(b)                           3,200,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,965,000
------------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
                                     Valdez, AK Marine Terminal Revenue, Series A:
        8,500,000     AA                British Petroleum Pipeline Project, 5.850% due 8/1/25 (c)                        8,797,500
        1,200,000     A-1+              Exxon Pipeline Co. Project, 3.650% due 12/1/33 (b)                               1,200,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,997,500
------------------------------------------------------------------------------------------------------------------------------------
Arizona -- 0.9%
       12,170,000     A              Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                                        5.450% due 6/1/09                                                               12,717,650
        3,500,000     A              Maricopa County, AZ IDA, Multi-Family Housing Revenue, Series A,
                                        6.500% due 10/1/25                                                               3,683,750
                                     Maricopa County, AZ Pollution Control Corp., PCR,
                                        (Arizona Public Service Co.):
        8,900,000     A-1+                Series A, 3.650% due 5/1/29 (b)                                                8,900,000
        1,050,000     A-1+                Series D, 3.550% due 5/1/29 (b)                                                1,050,000
        1,750,000     AAA            Pima County, AZ COP, MBIA-Insured, 5.250% due 1/1/12                                1,800,313
        3,500,000     AAA            Pima County, AZ IDA, Healthpartners of Southern Arizona, Series A,
                                        MBIA-Insured, 5.625% due 4/1/14                                                  3,718,750
        2,000,000     AAA            Yavapi County, AZ IDA, Yavapi Regional Medical Center, Series A,
                                        FSA-Insured, 5.125% due 12/1/13                                                  2,032,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,902,963
------------------------------------------------------------------------------------------------------------------------------------
California -- 10.1%
                                     Alameda County, CA COP, (Refunding and Capital Projects),
                                        AMBAC-Insured:
        1,000,000     AAA                 5.000% due 6/1/13                                                              1,001,250
          750,000     AAA                 5.000% due 6/1/14                                                                747,187
          720,000     AAA                 5.000% due 6/1/16                                                                709,200
                                     Anaheim, CA Public Finance Authority Lease
                                        Revenue, (Public Improvement Project),
                                        Series C, FSA-Insured:
        8,000,000     AAA                 Zero coupon bond to yield 6.163% due 9/1/19                                    2,650,000
       17,630,000     AAA                 Zero coupon bond to yield 5.650% due 9/1/20                                    5,553,450
       15,865,000     AAA                 Zero coupon bond to yield 6.184% due 9/1/23                                    4,224,056
       25,885,000     AAA                 Zero coupon bond to yield 6.189% due 9/1/24                                    6,535,962
        5,000,000     AAA                 Zero coupon bond to yield 6.194% due 9/1/25                                    1,200,000
        2,250,000     A*             Apple Valley, CA Unified School District, COP, 5.900% due 9/1/11                    2,356,875
        1,200,000     A-1+           California Pollution Control Financing Authority, PCR,
                                        (Shell Oil Co. Project), Series B, 3.550% due 10/1/11 (b)                        1,200,000
        9,250,000     AAA            California State Department of Corrections, Board Lease Revenue,
                                        Series A, AMBAC-Insured, 5.250% due 1/1/21                                       9,296,250
        7,545,000     AAA            California State Department of Transportation, Series A,
                                        MBIA-Insured, 5.250% due 3/1/16                                                  7,648,743


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
California -- 10.1% (continued)
                                     California State Department of Water Resources,
                                        (Central Valley Project), Series O:
      $12,160,000     AA                  4.750% due 12/1/19                                                           $11,628,000
        2,000,000     AA                  4.750% due 12/1/25                                                             1,887,500
       20,040,000     AAA                 MBIA-Insured, 4.750% due 12/1/29                                              18,787,500
        5,000,000     AAA            California State Health Facilities Finance Authority Revenue,
                                        Cedars-Sinai Center, MBIA-Insured, 5.125% due 8/1/17                             4,968,750
        5,895,000     A              California State Public Works Board, Lease Revenue,
                                        Series C, 5.250% due 10/1/14                                                     5,931,844
                                     California Statewide Community Development Authority, COP,
                                        (St. Joseph Health System):
        5,000,000     AA                  5.125% due 7/1/17                                                              4,993,750
        9,500,000     AA                  5.250% due 7/1/21                                                              9,523,750
        3,000,000     AAA            Campbell, CA Unified School District GO, FGIC-Insured,
                                        5.000% due 8/1/17                                                                2,962,500
        7,000,000     AAA            Chino, CA Unified School District COP, FSA-Insured,
                                        6.125% due 9/1/26                                                                7,603,750
        5,000,000     AAA            Contra Costa County, CA Multi-Family Housing Revenue,
                                        (Crescent Park Apartments Project), Series B,
                                        GNMA-Collateralized, 7.800% due 6/20/34                                          5,637,500
       15,215,000     AAA            Corona, CA Redevelopment Agency, Series A,
                                        FGIC-Insured, 5.500% due 9/1/24                                                 15,671,450
        3,775,000     AAA            East Bay, CA Municipal Utility District, Water Systems Revenue,
                                        FGIC-Insured, 5.000% due 6/1/26                                                  3,685,344
        5,000,000     AAA            Fresno County, CA Financing Authority, Solid Waste Revenue,
                                        (American Avenue Landfill Project), MBIA-Insured,
                                        5.750% due 5/15/14 5,325,000 Long Beach,
                                        CA, (Aquarium of the Pacific Project):
        1,260,000     BBB               5.750% due 7/1/05                                                                1,338,750
        1,200,000     BBB               5.750% due 7/1/06                                                                1,267,500
                                     LosAngeles, CA Metropolitan Transportation
                                        Authority, Sales Tax Revenue, Series A,
                                        MBIA-Insured:
       17,770,000     AAA                 5.250% due 7/1/14                                                             18,236,463
       15,000,000     AAA                 5.250% due 7/1/15                                                             15,412,500
        1,630,000     AAA            Los Angeles, CA Public Works Finance Authority Lease Revenue,
                                        MBIA-Insured, 5.250% due 9/1/13                                                  1,680,938
        2,780,000     AAA            Los Angeles, CA Unified School District, COP, Series A,
                                        FSA-Insured, 5.500% due 10/1/16                                                  2,901,625
       25,900,000     AA             Los Angeles County, CA Public Works Financing Authority Revenue,
                                        (Regional Park and Open Space District), Series A,
                                        5.000% due 10/1/16                                                              25,835,250
                                     Metropolitan Water District, Southern California Waterworks Revenue:
        8,185,000     AA                Series A, 5.000% due 7/1/15                                                      8,215,694
       16,010,000     AAA               Series B, MBIA-Insured, 4.750% due 7/1/21                                       15,189,488


                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     7

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
California -- 10.1% (continued)
     $ 15,000,000     AAA            Orange County, CA Recovery, COP, Series A, MBIA-Insured,
                                        5.875% due 7/1/19                                                             $ 16,218,750
        1,240,000     A-1+           Orange County, CA Sanitation Districts, COP, 3.650% due 8/1/15 (b)                  1,240,000
        5,200,000     AAA            Roseville, CA Water Utility Revenue, COP, FGIC-Insured, 5.200%
                                        due 12/1/15 5,258,500
        3,500,000     AAA            Sacramento, CA Municipal Utility District, Electrical Revenue, Series L,
                                        MBIA-Insured, 5.200% due 7/1/17                                                  3,521,875
       17,000,000     AAA            Sacramento County, CA, COP, (Public Facilities Project), AMBAC-Insured,
                                        4.750% due 10/1/27                                                              15,980,000
       12,400,000     AAA            San Diego, CA Public Facility Financing Authority, Sewer Revenue,
                                        FGIC-Insured, 5.000% due 5/15/25                                                12,090,000
                                     San Diego County, CA COP, Northern County Regional
                                        Expansion Revenue, AMBAC-Insured:
        5,500,000     AAA                 5.250% due 11/15/14                                                            5,665,000
        4,000,000     AAA                 5.000% due 10/1/17                                                             3,950,000
        2,420,000     AAA                 5.250% due 11/15/19                                                            2,441,175
                                     San Diego County, CA Water Authority, Water Revenue, COP,
                                        Series A:
        2,250,000     AA-                 4.750% due 5/1/14                                                              2,193,750
        3,500,000     AA-                 4.750% due 5/1/15                                                              3,368,750
       46,755,000     AAA            San Francisco, CA State Building Authority Lease Revenue,
                                        AMBAC-Insured, 5.250% due 12/1/21                                               46,930,331
                                     Santa Clara County, CA Finance Authority Lease Revenue,
                                        AMBAC-Insured:
        5,500,000     AAA                 6.750% due 11/15/20                                                            6,428,125
        2,000,000     AAA                 6.250% due 11/15/22                                                            2,250,000
        1,515,000     AAA            Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                                        Series A, GNMA-Collateralized, 6.150% due 4/20/16                                1,607,794
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       360,951,869
------------------------------------------------------------------------------------------------------------------------------------
Colorado -- 8.7%
                                     Arapahoe County, CO Capital Improvement Transportation
                                        Highway Revenue:
       15,000,000     Baa3*               Pre-Refunded-- Escrowed with U.S. government securities to
                                            8/31/05 call @ 103, 7.000% due
                                          8/31/26 (d)                                                                   18,000,000
                                          Series A, MBIA-Insured:
       10,350,000     AAA                   5.000% due 9/1/21                                                           10,078,312
       56,550,000     AAA                   4.750% due 9/1/23                                                           53,086,312
        4,580,000     AAA            Boulder, Larimer & Weld Counties, CO Vrain Valley School District,
                                        FGIC-Insured, 5.000% due 12/15/19                                                4,511,300
       12,765,000     BBB+           Colorado Springs, CO Airport Revenue, Series A, 7.000% due
                                        1/1/22 (a)(c)                                                                   13,977,675
                                     Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                                        Maturity with U.S. government securities):
      364,000,000     Aaa*                Series A, zero coupon bond to yield 6.644% due 10/1/22                       100,100,000
       27,785,000     Aaa*                Series B, zero coupon bond to yield 6.820% due 10/1/22 (c)                     7,640,875


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                            1998 Annual Report to Shareholders.

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Colorado -- 8.7% (continued)
                                     Denver, CO City & County Airport Revenue:
                                        Series A:
      $26,500,000     Baa1*               14.000% due 11/15/08 (a)                                                    $ 44,553,125
        9,915,000     Baa1*               8.000% due 11/15/25 (a)                                                       11,055,225
        3,585,000     Aaa*                Pre-Refunded-- Escrowed with U.S. government securities to
                                            11/15/01 Call @ 100, 8.000% due 11/15/25 (a)                                 4,042,087
                                        Series C:
        3,090,000     Baa1*               6.750% due 11/15/13 (a)                                                        3,371,963
        9,505,000     Baa1*               6.750% due 11/15/22 (a)                                                       10,336,688
          410,000     Aaa*                Pre-Refunded-- Escrowed with U.S. government securities to
                                            11/15/02 Call @ 102, 6.750% due 11/15/13 (a)                                   459,712
        2,530,000     Aaa*                Pre-Refunded-- Escrowed with U.S. government securities to
                                            11/15/01 Call @ 100, 6.750% due 11/15/22 (a)                                 2,836,763
                                        Series D:
       17,760,000     Baa1*               7.000% due 11/15/25 (a)                                                       19,136,400
        4,665,000     Aaa*                Pre-Refunded-- Escrowed with U.S. government securities to
                                            11/15/01 Call @ 100, 7.000% due 11/15/25 (a)                                 5,102,344
                                          E-470 Public Highway Authority, Colorado Revenue, Series A,
                                        MBIA-Insured:
        1,120,000     AAA                 5.000% due 9/1/15                                                              1,113,000
        2,600,000     AAA                 5.000% due 9/1/16                                                              2,574,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       311,975,781
------------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 0.4%
        1,080,000     AAA            Connecticut State Health & Educational Facilities Authority Revenue,
                                        William H. Backus Hospital, AMBAC-Insured, 5.625% due 7/1/17                     1,134,000
                                     Connecticut State Housing Finance Authority, Group Home Mortgage
                                        Program, AMBAC-Insured:
          500,000     AAA                 5.600% due 6/15/17                                                               516,250
        1,000,000     AAA                 5.625% due 6/15/27                                                             1,037,500
                                     Mashantucket Western Pequot Tribe, Connecticut Special Revenue,
                                        Sub-144A, Series B:
        1,000,000     NR                  5.550% due 9/1/08 (e)                                                          1,048,750
        2,000,000     NR                  5.700% due 9/1/12 (e)                                                          2,107,500
        6,500,000     NR                  5.750% due 9/1/18 (e)                                                          6,760,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,604,000
------------------------------------------------------------------------------------------------------------------------------------
Delaware -- 0.1%
        5,300,000     A-1+           Delaware State EDA, Solid Waste Disposal & Sewer Facilities,
                                        (Geigy Corp. Project), Series A, 3.650% due 3/1/26 (a)(b)                        5,300,000
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.6%
                                     District of Columbia, The American University Education Revenue,
                                        AMBAC-Insured:
        3,000,000     AAA                 5.250% due 1/1/16                                                              3,022,500
       19,765,000     AAA                 5.125% due 1/1/27                                                             19,221,463
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,243,963
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      9

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Florida -- 5.7%
                                     Boynton Beach, FL Multi-Family Housing Revenue,
                                        Clipper Cove Apartments:
        $ 750,000     A+                  6.350% due 7/1/16                                                              $ 794,062
        1,325,000     A+                  6.400% due 7/1/21                                                              1,402,843
                                     Broward County, FL GO, Public Improvement Revenue:
        1,000,000     Aa2*              12.500% due 1/1/02                                                               1,293,750
        1,250,000     Aa2*              12.500% due 1/1/03                                                               1,700,000
        1,500,000     Aa2*              12.500% due 1/1/04                                                               2,135,625
        1,750,000     Aa2*              12.500% due 1/1/05                                                               2,592,188
        2,000,000     Aa2*              12.500% due 1/1/06                                                               3,065,000
        2,375,000     AAA            Celebration, FL Community Development District, Series B,
                                        MBIA-Insured, 5.500% due 5/1/19                                                  2,455,156
                                        Dade County, FL GO, MBIA-Insured:
        4,740,000     AAA               5.125% due 10/1/21                                                               4,751,850
        4,000,000     AAA               5.125% due 10/1/26                                                               3,950,000
        9,300,000     A-1+           Dade County, FL IDA, Exempt Facilities Revenue,
                                        Florida Power & Light Co., 3.650% due 6/1/21 (b)                                 9,300,000
       41,270,000     AAA            Dade County, FL Water and Sewer Revenue, FGIC-Insured,
                                        5.250% due 10/1/21                                                              41,837,463
        1,000,000     AAA            First Florida Governmental Financing Commission Revenue,
                                        AMBAC-Insured, 5.750% due 7/1/16                                                 1,062,500
        3,400,000     AAA            Florida State Correctional Privatization Commission COP, Youth
                                        Detention Facility, Series C, AMBAC-Insured, 5.000% due 8/1/17                   3,370,250
                                     Florida State Turnpike Authority, Turnpike Revenue, Department of
                                        Transportation, Series A, FGIC-Insured:
        4,040,000     AAA                 5.000% due 7/1/13                                                              4,060,200
        5,180,000     AAA                 5.000% due 7/1/14                                                              5,199,425
        8,985,000     AAA                 5.000% due 7/1/15                                                              8,951,306
       20,825,000     AAA                 4.750% due 7/1/20                                                             19,809,781
        9,350,000     AA             Gainesville, FL Utilities Systems Revenue, Series A,
                                        5.200% due 10/1/22                                                               9,361,688
        6,715,000     AAA            Halifax, FL Hospital Medical Center Revenue, Series A,
                                        MBIA-Insured, 5.250% due 10/1/15                                                 6,857,694
        6,190,000     AAA            Hillsborough County, FL Capital Improvement Program Revenue,
                                        Series A, MBIA-Insured, 5.125% due 7/1/22                                        6,120,363
        1,000,000     A-1+           Hillsborough County, FL IDA, PCR, (Tampa Electric Co.),
                                        3.600% due 5/15/18 (b)                                                           1,000,000
                                     Martin County, FL IDA, Indiantown Cogeneration:
       10,000,000     BBB-              Project A, 7.875% due 12/15/25 (a)(c)                                           11,675,000
        6,010,000     BBB-              Project B, 8.050% due 12/15/25 (a)                                               7,076,775
        5,000,000     AAA            Orange County, FL Tourist Development Tax Revenue,
                                        MBIA-Insured, 5.000% due 10/1/19                                                 4,943,750
        6,500,000     Aaa*           Polk County, FL Utility Systems Revenue, Series A, FGIC-Insured,
                                        5.250% due 10/1/17                                                               6,630,000
                                     Reedy Creek, FL Import District Utilities Revenue:
        8,200,000     AAA               Series C, AMBAC-Insured, 5.000% due 6/1/19                                       8,036,000
        4,180,000     AAA               Series 1, MBIA-Insured, 5.000% due 10/1/19                                       4,070,275

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                           1998 Annual Report to Shareholders.

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Florida -- 5.7% (continued)
                                     Seminole County, FL School Board, COP, AMBAC-Insured, Series A:
      $ 4,000,000     AAA               5.000% due 7/1/17                                                              $ 3,945,000
        4,425,000     AAA               5.000% due 7/1/19                                                                4,364,156
                                     Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                                        (Pre-Refunded -- Escrowed with U.S. government securities
                                        to 5/1/02 Call @ 102):
        2,800,000     NR                  7.550% due 5/1/12 (d)                                                          3,213,000
        3,000,000     NR                  7.750% due 5/1/27 (d)                                                          3,465,000
        3,115,000     AAA            Tampa-Hillsborough County, FL Expressway Authority Revenue,
                                        AMBAC-Insured, 5.125% due 7/1/19                                                 3,126,681
        2,180,000     AAA            Village Center, FL Community Development District, Recreational
                                        Revenue, Series A, MBIA-Insured, 5.850% due 11/1/16                              2,460,675
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       204,077,456
------------------------------------------------------------------------------------------------------------------------------------
Georgia -- 0.6%
       20,300,000     AAA            Atlanta, GA Water & Sewer Revenue, FGIC-Insured,
                                        Second Lien, 5.250% due 1/1/27                                                  20,376,125
          580,000     AA-            Brunswick, GA Housing Authority, Multi-Family Housing Revenue,
                                        Cypress Mill, FHA-Insured, 9.750% due 8/1/26                                       638,725
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,014,850
------------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.1%
        3,000,000     AAA            Hawaii State GO, Series CP, FGIC-Insured, 5.000% due 10/1/17                        2,996,250
------------------------------------------------------------------------------------------------------------------------------------
Illinois -- 2.2%
        2,000,000     AAA            Chicago, IL GO, Series 1993, FGIC-Insured, 5.375% due 1/1/13                        2,057,500
       12,500,000     AAA            Chicago, IL O'Hare International Airport Revenue, Series C,
                                        MBIA-Insured, 5.000% due 1/1/18                                                 12,140,625
        5,295,000     AAA            Illinois Developmental Finance Authority, Hospital Revenue, Sisters of
                                        St. Francis Health Service, MBIA-Insured, 5.375% due 11/1/27                     5,321,475
                                     Illinois Health Facilities Authority Revenue:
                                        Edward Obligation Group, Series A, AMBAC-Insured:
        2,000,000     AAA                 5.250% due 2/15/17                                                             2,005,000
        3,000,000     AAA                 5.250% due 2/15/27                                                             2,951,250
                                        Memorial Health Systems, MBIA-Insured:
        6,680,000     Aaa*                5.250% due 10/1/18                                                             6,663,300
        3,000,000     Aaa*                5.250% due 10/1/27                                                             2,970,000
          500,000     Aaa*              Rockford Health Systems, AMBAC-Insured,
                                          5.100% due 8/15/11                                                               506,250
                                        Sherman Health Systems, AMBAC-Insured:
        3,000,000     AAA                 5.250% due 8/1/17                                                              3,015,000
        6,000,000     AAA                 5.250% due 8/1/27                                                              5,940,000
        1,000,000     AAA            Illinois Municipal Electric Agency Power Supply, FSA-Insured,
                                        5.000% due 2/1/18                                                                  970,000
        3,000,000     AAA            Illinois State COP, Department of Central Management Services,
                                        Public Aid Building, MBIA-Insured, 5.650% due 7/1/17                             3,150,000
                                     Illinois State GO, FGIC-Insured:
        3,300,000     AAA               5.375% due 2/1/19                                                                3,366,000
       14,375,000     AAA               5.250% due 12/1/20                                                              14,500,781
        3,600,000     A-1+           Joliet, IL Regional Port District, Marine Terminal Revenue,
                                        (Exxon Project), 3.650% due 10/1/24 (b)                                          3,600,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     11

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Illinois -- 2.2% (continued)
      $ 4,800,000     A-1+           Southwestern, IL Development Authority, Environmental Improvement
                                        Revenue, (Shell Oil Co., Wood River Project),
                                        3.700% due 11/1/25 (a)(b)                                                      $ 4,800,000
        2,000,000     AAA            Springfield, IL GO, Series C, MBIA-Insured, 5.375% due 12/1/21                      2,030,000
        1,000,000     AAA            University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                                        MBIA-Insured, 5.375% due 10/1/13                                                 1,028,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        77,015,931
------------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.7%
        5,975,000     AAA            Avon, IN Community School Building Corp., First Mortgage,
                                        AMBAC-Insured, 5.250% due 1/1/22                                                 5,982,469
        6,310,000     AAA            Delaware County, IN Hospital Authority, Hospital Authority,
                                        Cardinal Health Systems, AMBAC-Insured, 5.000% due 8/1/16                        6,136,475
        3,005,000     AAA            Indiana Bond Bank, State Revenue, Guarantee-State Revolving
                                        Fund, (Project A), 6.250% due 2/1/09                                             3,286,719
       18,500,000     AAA            Indiana Health Facilities Financing Authority Hospital Revenue:
                                        Sisters of St. Francis Health, Series A, MBIA-Insured,
                                          5.375% due 11/1/27                                                            18,592,500
                                        Riverview Hospital:
          240,000     Baa1*               6.000% due 8/1/98                                                                241,838
          255,000     Baa1*               6.200% due 8/1/99                                                                261,375
          305,000     Baa1*               6.500% due 8/1/01                                                                323,300
          200,000     Baa1*               6.600% due 8/1/02                                                                215,250
        2,000,000     VMIG 1*        Jasper County, IN PCR, Northern Independent Public Services,
                                        Series C, 3.650% due 4/1/19 (b)                                                  2,000,000
                                     Mishawaka, IN School City, School Building Corp.:
        2,000,000     A                 5.500% due 7/15/15                                                               2,055,000
        3,000,000     A                 5.300% due 7/15/18                                                               2,988,750
                                     Rockport, IN PCR:
        2,235,000     A-1+              AEP Generating Co. Project, Series B, 3.650% due 7/1/25 (b)                      2,235,000
       15,000,000     AAA               Michigan Power Co. Project, Series A, AMBAC-Insured,
                                          6.550% due 6/1/25                                                             16,425,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        60,743,676
------------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.1%
        3,550,000     A-1            Overland Park, KS Revenue, (General Motors Corp. Project),
                                        3.650% due 11/1/01 (b)                                                           3,550,000
------------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.6%
                                     St. Charles Parish, LA PCR, Shell Oil Co.:
                                        Norco Project:
       15,250,000     A-1+                3.700% due 11/1/21 (a)(b)                                                     15,250,000
        2,500,000     AAA                 3.700% due 9/1/23 (a)(b)                                                       2,500,000
                                        Series A:
        1,700,000     A-1+                3.700% due 10/1/22 (a)(b)                                                      1,700,000
                                        Series B:
          400,000     A-1+                3.600% due 10/1/22 (b)                                                           400,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,850,000
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                           1998 Annual Report to Shareholders.

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Maryland -- 0.9%
                                     Baltimore, MD GO, Series A, FGIC-Insured:
      $ 2,585,000     AAA               5.625% due 10/15/14                                                            $ 2,762,718
        2,745,000     AAA               5.750% due 10/15/15                                                              2,954,306
        1,165,000     AAA               5.750% due 10/15/16                                                              1,249,463
        2,000,000     AAA            Baltimore, MD Mortgage Revenue, (Northbrooke Apartments
                                        Project), GNMA-Collateralized, Series A, 6.350% due 1/20/21                      2,150,000
        1,375,000     AAA            Charles County, MD Mortgage Revenue, (Holly Station Project),
                                        Series A, FHA-Insured, 6.450% due 5/1/26                                         1,471,250
          750,000     Aa2*           Maryland State Community Development Administration, Department of
                                        Housing & Community Development, Series C, 5.550% due 7/1/27                       758,438
       56,000,000     NR             Maryland State Energy Financing Administration, Solid Waste
                                        Disposal Revenue, (Hagerstown Project),
                                        9.000% due 10/15/16 (a)(c)(f)                                                   17,360,000
        1,750,000     Aa2*           Montgomery County, MD Housing Opportunities Community,
                                        Single-Family Mortgage Revenue, Series A, 5.750% due 7/1/13                      1,850,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,556,800
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 6.9%
        2,200,000     AAA            Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                           2,293,500
                                     Massachusetts Bay Transportation Authority, Series B,
                                        General Transportation System:
                                          AMBAC-Insured:
       20,380,000     AAA                   5.375% due 3/1/20                                                           20,813,075
       12,790,000     AAA                   5.375% due 3/1/25                                                           13,029,812
                                          FSA-Insured:
       15,000,000     AAA                   5.250% due 3/1/20                                                           15,206,250
       42,450,000     AAA                   5.250% due 3/1/26                                                           42,715,312
                                     Massachusetts Municipal Wholesale Electric Co., Power Supply
                                        System Revenue:
                                          Series A, AMBAC-Insured:
       11,900,000     AAA                   5.000% due 7/1/14                                                           11,766,125
        2,950,000     AAA                   5.000% due 7/1/17                                                            2,883,625
        9,435,000     AAA                 Series B, MBIA-Insured, 5.000% due 7/1/17                                      9,222,713
       10,000,000     AAA            Massachusetts State GO, Series C, AMBAC-Insured,
                                        5.000% due 8/1/14                                                               10,037,500
        3,000,000     AAA            Massachusetts State Health and Educational Facilities Authority Revenue,
                                        New England Medical Center, MBIA-Insured, 3.100% due 7/1/13                      2,756,250
        9,500,000     AAA            Massachusetts State Housing Finance Agency, Housing Development,
                                        Series A, MBIA-Insured, 5.300% due 12/1/17                                       9,500,000
                                     Massachusetts State Industrial Finance Agency Revenue:
       31,700,000     NR                Solid Waste Disposal Revenue, Massachusetts
                                          Recycling Association, Series A, 9.000% due 8/1/16 (a)(f)                     11,887,500
        1,765,000     AAA               Worcester Polytechnic Institute, MBIA-Insured, 5.125% due 9/1/12                 1,804,713
        5,000,000     AA             Massachusetts State Special Obligation Revenue, Series A,
                                        5.000% due 6/1/17                                                                4,931,250
                                     Massachusetts State Turnpike Authority, Metropolitan Highway
                                        System Revenue, Series B, MBIA-Insured:
       14,625,000     AAA                 5.250% due 1/1/29                                                             14,643,281
       13,000,000     AAA                 5.125% due 1/1/37                                                             12,756,250

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     13

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Massachusetts -- 6.9% (continued)
                                     Massachusetts State Water Resources Authority:
                                        MBIA-Insured:
      $ 9,000,000     AAA                 4.000% due 12/1/18                                                           $ 7,706,250
       27,785,000     AAA                 5.000% due 12/1/25                                                            26,812,525
                                        Series B:
        3,000,000     A                   5.500% due 3/1/17                                                              3,078,750
        9,635,000     AAA                 MBIA-Insured, 4.750% due 12/1/21                                               9,056,900
       10,000,000     AAA               Series C, MBIA-Insured, 5.250% due 12/1/20                                      10,075,000
        3,000,000     AAA               Series D, MBIA-Insured, 5.000% due 8/1/24                                        2,906,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       245,882,831
------------------------------------------------------------------------------------------------------------------------------------
Michigan -- 6.5%
       20,000,000     AAA            Detroit & Wayne Counties, MI Stadium Authority Revenue,
                                        FGIC-Insured, 5.250% due 2/1/27                                                 20,025,000
        2,090,000     AAA            Grand Valley, MI State University Revenue, MBIA-Insured,
                                        5.250% due 10/1/17                                                               2,126,575
        2,140,000     AAA            Ingham County, MI Building Authority, AMBAC-Insured,
                                        5.000% due 11/1/16                                                               2,094,525
        3,000,000     AAA            Lake Superior, MI State University Revenue,
                                        MBIA-Insured, 5.000% due 11/15/12                                                2,996,250
        1,200,000     AAA            Leslie, MI Public Schools, Ingham & Jackson Counties GO,
                                        FGIC-Insured, 5.000% due 5/1/18                                                  1,182,000
       22,625,000     AA+            Michigan Municipal Board Authority, PCR,
                                        5.125% due 10/1/20                                                              22,822,969
       39,340,000     AAA            Michigan Public Power Agency Revenue, (Belle River Project),
                                        Series A, MBIA-Insured, 5.250% due 1/1/18                                       39,192,475
       21,000,000     AA             Michigan State Building Authority Revenue, Facilities Program,
                                        Series II, 4.750% due 10/15/13                                                  20,475,000
                                     Michigan State Hospital Finance Authority Revenue:
       43,610,000     AAA               Detroit Medical Group, Series A, AMBAC-Insured,
                                          5.250% due 8/15/27                                                            43,282,925
                                        Mercy Health Services, AMBAC-Insured:
        2,250,000     AAA                 Series Q, 5.375% due 8/15/26                                                   2,269,688
        1,000,000     AAA                 Series R, 5.375% due 8/15/16                                                   1,018,750
                                     Michigan State Strategic Fund:
        2,300,000     A-1               Limited Obligation Revenue, (Dow Chemical Co. Project),
                                          3.650% due 2/1/09 (b)                                                          2,300,000
        4,000,000     P-1*              PCR, (Consumers Power Project), 3.650% due 4/15/18 (b)                           4,000,000
       56,625,000     NR             Midland County, MI Economic Development Corp., PCR
                                        Bonds, Subordinated Limited Obligation, Series B,
                                        9.500% due 7/23/09 (a)                                                          62,853,750
        3,000,000     AAA            Northern Michigan University Revenue, MBIA-Insured,
                                        5.125% due 12/1/20                                                               2,992,500
        1,300,000     AAA            Rockford, MI Public Schools, GO, FGIC-Insured,
                                        5.250% due 5/1/27 1,301,625 South Lyon,
                                     MI Community Schools, FGIC-Insured:
        1,000,000     AAA               5.125% due 5/1/16                                                                1,001,250
        1,495,000     AAA               5.125% due 5/1/20                                                                1,485,656

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                           1998 Annual Report to Shareholders.

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Michigan -- 6.5% (continued)
       $ 600,000      A-1+           University of MI Hospitals, University Revenues, Series A,
                                        3.650% due 12/1/19 (b)                                                           $ 600,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       234,020,938
------------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 0.1%
        5,000,000     AA+            North St. Paul, MN ISD 622, Series A,
                                        5.125% due 2/1/20                                                                5,006,250
------------------------------------------------------------------------------------------------------------------------------------
Mississippi -- 0.2%
        3,500,000     VMIG 1*        Jackson County, MS PCR, (Chevron U.S.A. Inc. Project),
                                        3.600% due 12/1/16 (b)                                                           3,500,000
        2,000,000     VMIG 1*        Mississippi Business Finance Corp., MS Solid Waste Disposal Revenue,
                                        (Mississippi Power Co. Project), 3.750% due 7/1/25 (a)(b)                        2,000,000
        2,200,000     P-1*           Perry County, MS PCR, (Leaf River Forest Project),
                                        3.650% due 3/1/02 (b)                                                            2,200,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,700,000
------------------------------------------------------------------------------------------------------------------------------------
Missouri -- 1.1%
        4,750,000     AAA            Fenton, MO COP, (Capital Improvements Project), MBIA-Insured,
                                        5.125% due 9/1/17                                                                4,791,562
                                     Kansas City, MO IDA Hospital Revenue, Research Health
                                        Services System, MBIA-Insured:
          800,000     VMIG 1*             3.650% due 4/15/15 (b)                                                           800,000
        1,000,000     VMIG 1*             3.650% due 10/15/15 (b)                                                        1,000,000
       25,235,000     AAA            Kansas City, MO Municipal Assistance Corp., Series A,
                                        MBIA-Insured, 5.000% due 4/15/20                                                24,793,388
                                     Missouri State Environmental Import & Energy Resource Authority,
                                        PCR, State Revolving Fund, Series E:
        1,040,000     Aa1*                5.200% due 1/1/10                                                              1,098,500
        2,235,000     Aa1*                5.250% due 1/1/19                                                              2,288,081
        4,900,000     AAA            St. Louis, MO Regional Convention & Sports Complex Authority,
                                        AMBAC-Insured, 5.300% due 8/15/20                                                4,949,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        39,720,531
------------------------------------------------------------------------------------------------------------------------------------
Montana -- 1.0%
        3,500,000     NR             Forsyth, MT PCR, (Pacificorp), 3.750% due 12/1/16 (b)                               3,500,000
       33,400,000     NR             Montana State Board, Resource Recovery Revenue,
                                        (Yellowstone Energy LP Project), 7.000% due 12/31/19 (a)(c)                     33,525,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,025,250
------------------------------------------------------------------------------------------------------------------------------------
Nebraska -- 0.4%
       14,300,000     AAA            Nebraska Public Power District Revenue, Series A,
                                        Electric System Revenue, MBIA-Insured, 5.250% due 1/1/28                        14,228,500
------------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 0.9%
        2,000,000     AAA            Hamilton Township, Atlantic County, NJ Municipal Utilities Authority,
                                        FGIC-Insured, 5.000% due 8/15/17                                                 1,980,000
                                     Monmouth County, NJ Improvement
                                     Authority Revenue, AMBAC-Insured:
        1,000,000     AAA               5.050% due 12/1/14                                                               1,003,750
          500,000     AAA               5.150% due 12/1/17                                                                 501,875

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     15

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
New Jersey -- 0.9% (continued)
      $ 2,500,000     Aaa*           New Jersey EDA Revenue, (Hillcrest Health Service Systems Project),
                                        AMBAC-Insured, 5.375% due 1/1/16                                               $ 2,590,625
       29,000,000     Aa3*           New Jersey State Transportation Toll Road Fund Authority,
                                        Transportation System, Series A, 4.750% due 6/15/16                             27,912,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,988,750
------------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.1%
        1,000,000     A-1+           Farmington, NM PCR, (Arizona Public Service Co.), Series B,
                                        3.650% due 9/1/24 (b)                                                            1,000,000
        3,550,000     Aaa*           Santa Fe, NM Single-Family Mortgage Revenue,
                                        FNMA & GNMA-Collateralized, 6.300% due 11/1/28 (a)                               3,745,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,745,250
------------------------------------------------------------------------------------------------------------------------------------
New York -- 6.2%
        1,710,000     AA             Housing Corp. of New York Revenue, 5.500% due 11/1/20                               1,720,687
        1,100,000     AA             Monroe County, NY Water Authority Revenue, 5.000% due 8/1/19                        1,083,500
        2,695,000     AAA            New York City, NY Education Construction Fund Revenue,
                                        AMBAC-Insured, 5.500% due 4/1/16                                                 2,806,168
        1,280,000     AAA            New York City, NY IDA, Civic Facilities Revenue, (Trinity Episcopal
                                        School Corp. Project), MBIA-Insured, 5.250% due 6/15/17                          1,288,000
                                     New York City, NY Municipal Water Financing Authority,
                                        Water & Sewer Revenue:
       11,950,000     AAA                 MBIA-Insured, 5.375% due 6/15/19                                              12,069,500
        1,090,000     A2*                 Series A, 5.125% due 6/15/21                                                   1,070,925
        6,145,000     AAA                 Series A, AMBAC-Insured, 5.125% due 6/15/22                                    6,075,868
       12,650,000     A-1+                Series G, FGIC-Insured, 3.650% due 6/15/24 (b)                                12,650,000
        2,250,000     AAA            New York Metropolitan Transportation Authority, Dedicated Tax Fund,
                                        Series A, MBIA-Insured, 5.250% due 4/1/26                                        2,252,812
        3,200,000     A-1+           New York, NY GO, Subseries E5, 3.600% due 8/1/16 (b)                                3,200,000
                                     New York State Dormitory Authority:
                                        City University:
        6,000,000     AAA                 Series A, FGIC-Insured, 5.375% due 7/1/14                                      6,120,000
        5,000,000     AAA                 Series 2, MBIA-Insured, 6.250% due 7/1/19                                      5,362,500
        1,000,000     AAA               Culinary Institute, MBIA-Insured, 5.000% due 7/1/17                                983,750
                                        Iona College, MBIA-Insured:
          485,000     AAA                 6.600% due 7/1/07                                                                529,256
          420,000     AAA                 6.600% due 7/1/08                                                                457,275
          555,000     AAA                 6.600% due 7/1/09                                                                603,563
          540,000     AAA                 6.700% due 7/1/10                                                                588,600
                                        Mental Health Services Facilities Improvement, FSA-Insured:
        9,000,000     AAA                 Series C, 5.125% due 8/15/17                                                   8,955,000
                                          Series D:
        2,000,000     AAA                   5.125% due 8/15/17                                                           1,990,000
        4,790,000     AAA                   5.125% due 8/15/27                                                           4,700,188
       20,765,000     AAA               Montefiore Medical Center, AMBAC-Insured, 5.250% due 2/1/15                     20,972,650
        5,750,000     AAA               Mount Sinai School of Medicine, Series A, MBIA-Insured,
                                          5.000% due 7/1/21                                                              5,570,313
        4,500,000     AAA               Municipal Health Facilities, Series A, FSA-Insured,
                                          5.500% due 5/15/24                                                             4,635,000
        5,160,000     A-                State University Educational Facilities,
                                          5.000% due 5/15/13                                                             5,166,450

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
16                                           1998 Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
New York -- 6.2% (continued)
      $ 2,000,000     A              New York State GO, 12.000% due 11/15/03                                           $ 2,772,500
                                     New York State Local Government Assistance Corp., Series B,
                                        MBIA-Insured:
       10,320,000     AAA                 4.750% due 4/1/14                                                             10,049,100
       12,090,000     AAA                 4.750% due 4/1/15                                                             11,712,188
       28,500,000     AAA                 4.875% due 4/1/20                                                             27,288,750
                                     New York State Medical Care Facilities, Financing Agency Revenue,
        8,000,000     AAA               FGIC-Insured, 5.250% due 2/15/19                                                 7,990,000
        2,825,000     AAA            New York State Thruway Authority Revenue, Series B,
                                        MBIA-Insured, 5.000% due 1/1/20                                                  2,764,969
                                     New York State Urban Development Corp. Revenue:
        4,000,000     AAA               AMBAC-Insured, 5.250% due 1/1/18                                                 4,005,000
        3,250,000     AAA               FSA-Insured, 5.250% due 1/1/21                                                   3,237,813
                                     Port Authority of NY & NJ Special Obligation Revenue,
                                        Versatile Structure:
        4,500,000     A-1+                Obligation 3, 3.500% due 6/1/20 (b)                                            4,500,000
          500,000     A-1+                Obligation 5, 3.500% due 8/1/24 (b)                                              500,000
                                     Triborough Bridge & Tunnel Authority of New
                                        York, General Purpose Revenue Bonds,
                                        Series A:
       10,000,000     Aa3*                5.200% due 1/1/20                                                             10,000,000
       22,350,000     Aa3*                5.000% due 1/1/24                                                             21,567,750
        1,100,000     AAA            Troy City, NY Municipal Assistance Corp., Series A,
                                        MBIA-Insured, 5.000% due 1/15/16
                                     1,086,250 Yonkers, NY GO, FGIC-Insured:
        1,125,000     AAA               Series A, 5.000% due 9/1/14                                                      1,115,156
        2,000,000     AAA               Series B, 5.000% due 9/1/17                                                      1,972,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       221,413,981
------------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 1.6%
        4,500,000     A*             Carteret County, NC COP, (Elementary School Project),
                                        6.500% due 2/1/07                                                                4,871,250
        1,000,000     AAA            Centennial Authority, NC Hotel Tax Revenue, (Arena Project),
                                        FSA-Insured, 5.125% due 9/1/15                                                   1,010,000
        1,750,000     AAA            New Hanover County, NC COP, (New Hanover Project),
                                        MBIA-Insured, 5.000% due 12/1/17                                                 1,721,562
        3,780,000     AA             North Carolina Medical Care, Community Health Care Facilities
                                        Revenue, (Carolina Medicorp Project), 5.125% due 5/1/16                          3,746,925
                                     North Carolina Municipal Power Agency, Catawaba Electric
                                        Revenue, Series A:
       16,755,000     AAA                 AMBAC-Insured, 5.375% due 1/1/20                                              17,027,269
                                          MBIA-Insured:
        8,860,000     AAA                   5.125% due 1/1/15                                                            8,937,525
       18,850,000     AAA                   5.125% due 1/1/17                                                           19,014,938
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        56,329,469
------------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
        1,000,000     AAA            Fargo, ND Water Revenue, MBIA-Insured, 5.125% due 1/1/14                            1,006,250
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     17

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Ohio -- 3.7%
                                     Akron, Bath and Copley, OH Joint Township,
                                        Hospital Revenue Bonds, Akron General
                                        Medical Center Project, AMBAC-Insured:
      $14,630,000     AAA                 5.375% due 1/1/17                                                           $ 15,068,900
       18,000,000     AAA                 5.375% due 1/1/22                                                             18,360,000
        3,500,000     AA-            Akron, OH GO, 5.000% due 12/1/18                                                    3,443,125
        8,375,000     AAA            Akron, OH Economic Development, MBIA-Insured, 5.000% due 12/1/18                    8,238,906
        1,000,000     Aaa*           Brecksville-Broadview Heights, OH City School District,
                                        FGIC-Insured, 6.500% due 12/1/16                                                 1,147,500
       12,950,000     AAA            Butler County, OH Transportation Improvement District, Series A,
                                        FSA-Insured, 5.125% due 4/1/17                                                  12,950,000
                                     Clermont County, OH Hospital Facility Revenue,
                                        Mercy Health Systems, Series B, AMBAC-Insured:
        3,415,000     AAA                 5.625% due 9/1/16                                                              3,585,750
        1,000,000     AAA                 5.625% due 9/1/21                                                              1,047,500
                                     Cleveland, OH Waterworks Revenue, Refunding
                                        & Improvement, First Mortgage, Series H,
                                        MBIA-Insured:
        1,000,000     AAA                 5.625% due 1/1/13                                                              1,058,750
        1,000,000     AAA                 5.700% due 1/1/14                                                              1,061,250
                                     Cuyahoga County, OH Hospital Revenue, Metrohealth System,
                                        MBIA-Insured:
        1,000,000     AAA                 5.375% due 2/15/12                                                             1,037,500
        1,000,000     AAA                 5.625% due 2/15/17                                                             1,050,000
                                        Series A:
        5,180,000     AAA                 5.500% due 2/15/12                                                             5,549,075
        5,050,000     AAA                 5.125% due 2/15/13                                                             5,087,875
        6,680,000     AAA                 5.125% due 2/15/15                                                             6,688,350
        3,025,000     AAA                 5.125% due 2/15/16                                                             3,032,562
        4,890,000     AAA                 5.125% due 2/15/17                                                             4,890,000
       13,935,000     AAA                 5.250% due 2/15/19                                                            14,004,675
        3,000,000     AAA            Cuyahoga County, OH Port Authority Revenue, Rock & Roll
                                        Hall of Fame, AMBAC-Insured, 5.400% due 12/1/15                                  3,078,750
        4,065,000     AAA            Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue
                                        Anticipation Bonds, MBIA-Insured, 5.000% due 12/1/17                             4,004,025
        5,000,000     Aaa*           Greater Cleveland Regional Transportation Authority, OH GO,
                                        FGIC-Insured, 5.000% due 12/1/18                                                 4,912,500
          850,000     Aaa*           Mount Vernon, OH Water System Improvement, AMBAC-Insured,
                                        5.125% due 12/1/18                                                                 851,063
        3,750,000     AAA            North Canton, OH City School GO, FGIC-Insured, 5.000% due 12/1/19                   3,665,625
          100,000     A-1+           Ohio State Air Quality Development Authority Revenue,
                                        Cincinnati Gas & Electric, Series B, 3.600% due 9/1/30 (b)                         100,000
        1,500,000     NR             Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
                                        9.000% due 6/1/21 (a)                                                            1,631,250
        1,585,000     AAA            Twinsburg, OH Local School District, FGIC-Insured,
                                        5.900% due 12/1/21 1,709,819 University
                                     of Akron, OH General Revenue,
                                     AMBAC-Insured:
        1,000,000     AAA               5.125% due 1/1/11                                                                1,030,000
        1,000,000     AAA               5.125% due 1/1/12                                                                1,025,000
        2,525,000     AAA               5.250% due 1/1/22                                                                2,540,781
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       131,850,531
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Oklahoma -- 0.1%
      $ 1,975,000     AA             Tulsa, OK Industrial Authority, Hospital Revenue,
                                        St. John's Medical Center, 6.250% due 2/15/17                                  $ 2,128,063
        1,000,000     AA-            Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project),
                                        6.250% due 10/1/14                                                               1,093,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,221,813
------------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.5%
                                     Clackamas & Washington Counties, OR School District No. 003,
                                        FGIC-Insured:
        4,360,000     AAA                 5.000% due 6/1/15                                                              4,376,350
        3,555,000     AAA                 5.000% due 6/1/16                                                              3,555,000
        1,685,000     AAA                 5.000% due 6/1/17                                                              1,678,681
        6,950,000     AA             Oregon State GO, Series B,
                                        6.375% due 8/1/24                                                                7,592,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,202,906
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 3.0%
                                     Allegheny County, PA Airport Revenue, Pittsburgh International
                                        Airport, Series B, MBIA-Insured:
        5,000,000     AAA                 5.000% due 1/1/17                                                              4,906,250
        6,500,000     AAA                 5.000% due 1/1/19                                                              6,337,500
       14,300,000     AAA            Altoona, PA City Authority Water Revenue, FGIC-Insured,
                                        5.000% due 11/1/19                                                              14,174,875
        3,500,000     A-1            Chester County, PA IDA, IDR, (General Motors Corp. Project),
                                        3.600% due 8/1/01 (b) 3,500,000 Delaware
                                     County, PA Interboro School District GO,
                                     MBIA-Insured:
          985,000     AAA               5.150% due 8/15/13                                                                 996,081
          935,000     AAA               5.200% due 8/15/14                                                                 945,518
        1,150,000     AAA               5.300% due 8/15/17                                                               1,158,625
        1,600,000     AAA               5.375% due 8/15/22                                                               1,614,000
                                     Fairview, PA School District GO, FGIC-Insured:
        2,620,000     AAA               5.200% due 2/15/15                                                               2,649,475
        3,345,000     AAA               5.000% due 2/15/18                                                               3,294,825
        3,240,000     AAA            Lewisburg, PA Area School District, MBIA-Insured,
                                        5.125% due 3/15/18                                                               3,231,900
                                     Montgomery County, PA Higher Education & Health Authority
                                        Revenue, Holy Redeemer Health, Series A:
        6,000,000     AAA                 5.250% due 10/1/17                                                             6,037,500
        2,000,000     AAA                 5.250% due 10/1/27                                                             1,995,000
                                     Owen J. Roberts School District, Series A, MBIA-Insured:
        1,515,000     AAA               5.200% due 5/15/12                                                               1,560,450
        1,570,000     AAA               5.250% due 5/15/13                                                               1,619,062
        1,670,000     AAA               5.300% due 5/15/14                                                               1,718,013
                                     Pennsylvania Economic Development Financing Authority
                                        Revenue, (Northhampton Generating Project), Series C:
        2,000,000     NR                  6.875% due 1/1/11 (a)                                                          2,075,000
       12,000,000     NR                  6.950% due 1/1/21 (a)                                                         12,480,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     19

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Pennsylvania -- 3.0% (continued)
                                     Pennsylvania State University:
                                        Series A:
      $ 3,430,000     AA-                 5.000% due 8/15/15                                                           $ 3,408,563
        3,660,000     AA-                 5.000% due 8/15/16                                                             3,623,400
        3,845,000     AA-                 5.000% due 8/15/17                                                             3,792,131
        4,045,000     AA-                 5.000% due 8/15/18                                                             3,984,325
                                        Series B:
        1,035,000     AA-                 5.000% due 8/15/15                                                             1,019,475
        1,090,000     AA-                 5.000% due 8/15/16                                                             1,076,375
                                     Philadelphia, PA School District GO, Series B, AMBAC-Insured:
        1,000,000     AAA               5.000% due 4/1/10                                                                1,022,500
        1,000,000     AAA               5.000% due 4/1/11                                                                1,012,500
        1,000,000     AAA               5.000% due 4/1/12                                                                1,010,000
        3,310,000     AAA               5.250% due 4/1/17                                                                3,355,513
        2,220,000     AAA               5.375% due 4/1/19                                                                2,256,075
        7,825,000     AAA            Philadelphia, PA Water & Wastewater Revenue, Series A,
                                        AMBAC-Insured, 5.000% due 8/1/14                                                 7,805,438
        3,100,000     AAA            Scranton, PA School District GO, AMBAC-Insured,
                                        5.000% due 4/1/17                                                                3,045,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       106,706,119
------------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 2.2%
                                     Beaufort County, SC Hospital Facilities Revenue, Beaufort County
                                        Memorial Hospital, AMBAC-Insured:
        5,330,000     AAA                 5.000% due 12/1/12                                                             5,310,012
        2,000,000     AAA                 5.000% due 12/1/17                                                             1,967,500
        3,600,000     A-1+           Berkeley County, SC Exempt Facility Industrial Revenue, (Amoco
                                        Chemical Co. Project), 3.700% due 4/1/27 (a)(b)                                  3,600,000
        2,625,000     AAA            Berkeley County, SC School District COP, MBIA-Insured,
                                        5.250% due 2/1/16                                                                2,647,968
                                     Citadel Military College, SC Revenue,
                                     AMBAC-Insured:
        3,000,000     AAA               5.125% due 4/1/15                                                                3,007,500
        3,115,000     AAA               5.125% due 4/1/17                                                                3,115,000
                                     Lexington County, SC Health Services
                                        District Inc., Hospital Revenue,
                                        Refunding & Improvement, FSA-Insured:
        7,310,000     AAA                 5.250% due 11/1/17                                                             7,373,963
       13,000,000     AAA                 5.125% due 11/1/26                                                            12,805,000
                                     Piedmont Municipal Power Agency, SC Electric Revenue, Series A,
                                        MBIA-Insured:
        5,300,000     AAA                 5.000% due 1/1/15                                                              5,286,750
        7,015,000     AAA                 4.875% due 1/1/17                                                              6,804,550
       30,150,000     AAA                 4.750% due 1/1/25                                                             28,303,313
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        80,221,556
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Tennessee -- 0.9%
                                     Chattanooga, TN Health, Educational &
                                        Housing Facility Board, Mortgage
                                        Revenue, Red Bank Health Care,
                                        FHA-Insured:
         $ 30,000     A                   11.250% due 2/1/00                                                              $ 33,637
           90,000     A                   11.250% due 8/1/00                                                               103,612
          100,000     A                   11.250% due 2/1/01                                                               117,750
          105,000     A                   11.250% due 8/1/01                                                               126,656
          110,000     A                   11.250% due 2/1/02                                                               135,163
          115,000     A                   11.250% due 8/1/02                                                               144,469
          120,000     A                   11.250% due 2/1/03                                                               153,000
          130,000     A                   11.250% due 8/1/03                                                               169,000
          135,000     A                   11.250% due 2/1/04                                                               177,188
          145,000     A                   11.250% due 8/1/04                                                               193,575
          150,000     A                   11.250% due 2/1/05                                                               203,438
          180,000     A                   11.250% due 8/1/05                                                               247,950
                                     Hardeman County, TN Correctional Facilities Corp.:
        1,200,000     NR                6.900% due 8/1/03                                                                1,270,500
       11,000,000     NR                7.750% due 8/1/17                                                               12,361,250
                                     Shelby County, TN Health, Educational &
                                        Housing Facilities Board, Hospital
                                        Revenue, Methodist Health System,
                                        MBIA-Insured:
        2,500,000     AAA                 5.200% due 8/1/13                                                              2,537,500
        1,500,000     AAA                 5.250% due 8/1/14                                                              1,528,125
        5,000,000     AAA                 5.300% due 8/1/15                                                              5,100,000
        7,755,000     Aaa*           Tennessee State GO, Series B, 5.500% due 5/1/23                                     8,171,831
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        32,774,644
------------------------------------------------------------------------------------------------------------------------------------
Texas -- 19.6%
        7,335,000     Aaa*           Arlington, TX ISD GO, PSFG, 4.750% due 2/15/22                                      6,913,237
                                     Austin, TX Utility Systems Revenue, FSA-Insured:
        5,160,000     AAA               5.125% due 11/15/16                                                              5,166,450
        3,500,000     AAA               5.125% due 11/15/17                                                              3,504,375
                                     Austin, TX Water, Sewer & Electric Authority Revenue Bonds:
       50,590,000     A*                14.000% due 11/15/01 (g)                                                        60,771,237
          855,000     A*                Pre-Refunded-- Escrowed with U.S. government securities to
                                          5/15/99 Call @ 100, 14.000% due 11/15/01 (d)                                     916,987
          960,000     A*                Pre-Refunded -- Escrowed with U.S. government securities to various call dates (5/15/98 to 11/15/01) Call @ 100,
                                          14.000% due 11/15/01 (d)                                                       1,100,400
        2,330,000     AAA            Beaumont, TX ISD, GO, PSFG, 4.750% due 2/15/17                                      2,248,450
        9,870,000     AAA            Bexar County, TX Health Facilities Development Corp. Revenue,
                                        Baptist Health System, Series A, MBIA-Insured, 5.250% due 11/15/27               9,808,312
        4,500,000     AAA            Brazos County, TX Health Facility, Series B, MBIA-Insured,
                                        5.375% due 1/1/28                                                                4,539,375
                                     Brazos River Authority, TX PCR, Texas Utilities Electric, MBIA-Insured:
       20,000,000     A-1+              Series A, 3.650% due 2/1/32 (a)(b)                                              20,000,000
        3,900,000     A-1+              Series C, 3.700% due 2/1/32 (a)(b)                                               3,900,000
          300,000     P-1*           Brazos River, TX Harbor Navigational District, Brazoria County
                                        Revenue, BASF Corp., 3.700% due 4/1/32 (a)(b)                                      300,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     21

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Texas -- 19.6% (continued)
      $ 1,300,000     A-1+           Brazos River Authority Revenue, Houston Lighting & Power Co.,
                                        AMBAC-Insured, 3.650% due 11/1/18 (a)(b)                                       $ 1,300,000
        6,750,000     AAA            Brownsville, TX Utilities Systems Revenue, AMBAC-Insured,
                                        5.250% due 9/1/20                                                                6,766,875
        4,075,000     AAA            Burkburnett, TX ISD, GO, PSFG, 5.000% due 2/15/18                                   3,993,500
                                     Burleson, TX ISD, PSFG:
        4,795,000     Aaa*              6.750% due 8/1/24                                                                5,400,368
       11,740,000     NR                Pre-Refunded-- Escrowed with U.S. government securities to
                                          8/1/06 Call @ 100, 6.750% due 8/1/24 (d)                                      13,750,475
        1,570,000     AAA            Carrollton, TX ISD, GO, PSFG, 5.000% due 2/15/19                                    1,540,562
                                     Conroe, TX ISD, PSFG:
        3,000,000     AAA               Series A, 5.600% due 2/15/21                                                     3,112,500
                                        Series B:
        1,000,000     AAA                 5.450% due 2/15/15                                                             1,032,500
        1,075,000     AAA                 5.450% due 2/15/16                                                             1,109,937
                                     Copperas Cove Island, TX ISD, PSFG Refunding:
        1,960,000     AAA               5.600% due 2/1/13                                                                2,045,750
        2,035,000     AAA               5.600% due 2/1/14                                                                2,113,856
                                     Del Valle, TX ISD, GO, PSFG:
        2,600,000     AAA               5.000% due 2/1/11                                                                2,642,250
        2,730,000     AAA               5.050% due 2/1/12                                                                2,767,537
        2,875,000     AAA               5.100% due 2/1/13                                                                2,914,531
        3,025,000     AAA               5.125% due 2/1/14                                                                3,066,593
        3,185,000     AAA               5.150% due 2/1/15                                                                3,220,831
        7,000,000     AAA               5.000% due 2/1/18                                                                6,886,250
                                     El Paso County, TX Community College District Revenue,
                                        Series B, AMBAC-Insured:
        1,720,000     AAA                 5.125% due 4/1/12                                                              1,730,750
        1,000,000     AAA                 5.125% due 4/1/15                                                              1,001,250
        1,545,000     AAA                 5.125% due 4/1/19                                                              1,537,275
        3,000,000     AAA            Elgin, TX ISD, GO, PSFG, 5.200% due 10/1/18                                         3,015,000
        1,215,000     AAA            Fort Bend County, TX Levee Improvement District No. 011,
                                        MBIA-Insured, 5.875% due 3/1/13                                                  1,292,456
                                     Fort Worth, TX Higher Education Finance Corp., Higher Education
                                        Revenue, (Texas Christian University Project):
        2,690,000     AA-                 4.875% due 3/15/12                                                             2,673,187
        2,825,000     AA-                 4.875% due 3/15/13                                                             2,789,687
        3,000,000     AA-                 5.000% due 3/15/17                                                             2,943,750
        2,000,000     AA-                 5.000% due 3/15/20                                                             1,955,000
        2,800,000     AA             Fort Worth, TX Water & Sewer Revenue, Refunding & Improvement,
                                        5.000% due 2/15/18                                                               2,761,500
                                     Gulf Coast Waste Disposal Authority, TX, (Amoco Oil Co. Project),
        4,600,000     A-1+              3.700% due 8/1/23 (a)(b)                                                         4,600,000
        3,400,000     A-1+              3.700% due 5/1/24 (a)(b)                                                         3,400,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                            1998 Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Texas -- 19.6% (continued)
                                     Harris County, TX Industrial Development Corp.:
                                        Exxon Project:
      $ 1,700,000     A-1+                PCR, 3.700% due 8/15/27 (a)(b)                                               $ 1,700,000
        3,500,000     VMIG 1*             Solid Waste Disposal Revenue, 3.600% due 4/1/33 (a)(b)                         3,500,000
        1,000,000     Aa3*              IDR, Cargill Inc., 7.000% due 10/1/15                                            1,111,250
                                     Harris County, TX Toll Road Revenue:
        5,800,000     AA                5.100% due 8/15/15                                                               5,836,250
       12,155,000     AA                5.125% due 8/15/17                                                              12,170,193
       25,320,000     AA                5.000% due 8/15/21                                                              24,750,300
       23,820,000     AAA               FGIC-Insured, 5.375% due 8/15/20                                                24,117,750
       14,200,000     AAA               MBIA-Insured, 5.125% due 8/15/17                                                14,129,000
        8,520,000     AAA            Houston, TX Airport System Revenue, FGIC-Insured,
                                        5.125% due 7/1/22                                                                8,520,000
                                     Houston, TX Community College System Revenue:
                                        MBIA-Insured:
        1,705,000     AAA                 5.600% due 4/15/14                                                             1,792,381
        3,295,000     AAA                 5.650% due 4/15/15                                                             3,463,869
                                        Student Fee, AMBAC-Insured:
        1,315,000     AAA                 5.000% due 4/15/15                                                             1,300,206
        1,380,000     AAA                 5.000% due 4/15/16                                                             1,355,850
        1,450,000     AAA                 5.000% due 4/15/17                                                             1,419,188
        1,520,000     AAA                 5.000% due 4/15/18                                                             1,482,000
                                     Houston, TX GO, Series A:
        4,535,000     AA-               5.000% due 3/1/11                                                                4,614,363
       11,550,000     AA-               5.000% due 3/1/12                                                               11,694,375
        7,445,000     AA-               5.000% due 3/1/13                                                                7,510,144
        3,000,000     AA-               5.000% due 3/1/16                                                                2,981,250
        5,485,000     AA-               5.000% due 3/1/17                                                                5,443,863
        5,760,000     AA-               5.000% due 3/1/18                                                                5,702,400
                                     Houston, TX Water & Sewer Revenue, FGIC-Insured:
                                        Series A:
        6,095,000     AAA                 5.250% due 12/1/21                                                             6,171,188
       25,195,000     AAA                 5.250% due 12/1/22                                                            25,352,469
       29,000,000     AAA                 5.250% due 12/1/25                                                            29,145,000
       13,895,000     AAA               Series C, 5.250% due 12/1/22                                                    13,981,844
        9,615,000     AAA               Series D, 5.000% due 12/1/18                                                     9,446,738
                                     Kilgore, TX ISD GO, PSFG:
          525,000     Aaa*              5.400% due 2/15/14                                                                 542,063
          400,000     Aaa*              5.375% due 2/15/15                                                                 411,000
                                     La Porte, TX ISD GO, PSFG:
          500,000     AAA               5.500% due 2/15/14                                                                 521,875
          500,000     AAA               5.500% due 2/15/15                                                                 520,000
          500,000     AAA               5.500% due 2/15/16                                                                 520,000
          880,000     AAA               5.250% due 2/15/19                                                                 887,700

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     23

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Texas -- 19.6% (continued)
      $ 1,260,000     AAA            Leander, TX ISD, PSFG, 5.600% due 8/15/15                                         $ 1,287,922
        1,600,000     AAA            Lockhart, TX ISD, GO, PSFG, 5.000% due 8/1/22                                       1,554,000
                                     Manor, TX ISD, GO, PSFG:
        1,185,000     AAA               5.100% due 8/1/14                                                                1,199,813
        1,235,000     AAA               5.100% due 8/1/15                                                                1,245,806
        1,000,000     AAA               5.000% due 8/1/17                                                                  988,750
        5,500,000     AAA            Midland County, TX Hospital District Revenue, AMBAC-Insured,
                                        5.375% due 6/1/16                                                                5,582,500
        2,000,000     AAA            Montgomery County, TX COP, Series A, MBIA-Insured,
                                        5.000% due 3/1/18                                                                1,967,500
        9,820,000     AAA            North Central, TX Health Development Corp. Revenue,
                                        (Zale Lipshy University Project), FSA-Insured,
                                        5.450% due 4/1/15                                                               10,065,500
        3,630,000     AAA            Nueces River, TX Water Supply Facilities, (Corpus Christi Lake
                                        Project), FSA-Insured, 5.500% due 3/1/27                                         3,734,363
        5,000,000     AAA            Plano, TX Health Facilities Development Corporate Revenue, Texas Health
                                        Resource Systems, Series C, MBIA-Insured, 5.250% due 2/15/26                     4,993,750
        1,025,000     AAA            Port Arthur, TX GO, MBIA-Insured, 5.500% due 2/15/16                                1,055,750
                                     Port of Port Arthur, TX Navigational District, AMBAC-Insured:
        3,290,000     AAA               4.875% due 3/1/17                                                                3,224,200
        2,460,000     AAA               4.875% due 3/1/19                                                                2,376,975
                                     Sabine River Authority, TX PCR, Texas Utilities Electric Co.:
        9,400,000     A-1+              Series A, 3.750% due 4/1/30 (a)(b)                                               9,400,000
        1,300,000     A-1+              Series B, 3.650% due 3/1/26 (a)(b)                                               1,300,000
                                     Santa Fe, TX ISD GO, PSFG:
        1,190,000     Aaa*              5.250% due 2/15/17                                                               1,207,850
        2,270,000     AAA               5.125% due 2/15/19                                                               2,270,000
        7,460,000     Aaa*           Socorro, TX ISD, PSFG, 5.125% due 2/15/27                                           7,348,100
                                     Stephenville, TX ISD, GO, PSFG:
        1,125,000     AAA               5.000% due 2/15/14                                                               1,130,625
        1,570,000     AAA               5.000% due 2/15/15                                                               1,571,963
        1,735,000     AAA               5.000% due 2/15/17                                                               1,726,325
       18,000,000     AAA            Tarrant County, TX Health Facilities Developmental Corp.,
                                        TX Health Resources Systems, Series A, MBIA-Insured,
                                        5.250% due 2/15/22                                                              18,022,500
                                     Texas State Public Financing Authority GO:
        9,500,000     AA                5.000% due 10/1/12                                                               9,595,000
        5,000,000     AA                5.000% due 10/1/15                                                               4,993,750
                                     Texas State Public Finance Authority, Building Revenue,
                                        AMBAC-Insured:
        2,650,000     AAA                 5.000% due 8/1/13                                                              2,676,500
        2,800,000     AAA                 5.000% due 8/1/14                                                              2,817,500
        2,960,000     AAA                 5.000% due 8/1/15                                                              2,967,400
                                     General Services Common Projects, Series A:
        5,450,000     AAA               5.000% due 2/1/17                                                                5,347,813
        5,730,000     AAA               5.000% due 2/1/18                                                                5,615,400
       32,300,000     AAA            Texas State Turnpike Authority Revenue, George Bush Turnpike,
                                        FGIC-Insured, 5.250% due 1/1/23                                                 32,340,375

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
23                                            1998 Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Texas -- 19.6% (continued)
                                     Texas State Water Development Board Revenue, State Revolving Fund,
                                        Series B:
      $ 3,000,000     AAA                 5.000% due 7/15/14                                                           $ 3,018,750
        2,500,000     AAA                 5.000% due 7/15/15                                                             2,506,250
        7,000,000     AAA                 5.000% due 7/15/16                                                             6,982,500
          200,000     AAA                 5.000% due 7/15/17                                                               198,250
       64,640,000     AAA                 5.000% due 7/15/19                                                            63,832,000
                                     Texas State Water Development GO, Series D:
       10,000,000     AA                5.000% due 8/1/16                                                                9,912,500
        6,000,000     AA                5.000% due 8/1/19                                                                5,910,000
                                     Tyler, TX Health Facilities Development Corp.,
                                        (East Texas Medical Center Project):
        1,350,000     AAA                 Series A, MBIA-Insured, 5.500% due 11/1/17                                     1,398,938
        2,000,000     AAA                 Series B, FSA-Insured, 5.500% due 11/1/17                                      2,050,000
        3,250,000     AAA                 Series C, FSA-Insured, 5.500% due 11/1/17                                      3,367,813
        2,500,000     AAA            Victoria, TX Utility Systems Revenue, Series A, MBIA-Insured,
                                        5.000% due 12/1/21                                                               2,450,000
                                     Weatherford, TX ISD GO, PSFG:
        3,295,000     Aaa*              5.000% due 2/15/13                                                               3,319,713
        3,000,000     Aaa*              5.000% due 2/15/15                                                               3,007,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       702,189,646
------------------------------------------------------------------------------------------------------------------------------------
Utah -- 2.6%
        1,200,000     A-1+           Carbon County, UT PCR, (Pacificorp Projects),
                                        3.650% due 11/1/24 (b)                                                           1,200,000
       93,295,000     A+             Intermountain Power Agency, UT Power Supply Revenue,
                                        Series D, 5.000% due 7/1/21                                                     90,962,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        92,162,625
------------------------------------------------------------------------------------------------------------------------------------
Virginia -- 3.1%
                                     Arlington County, VA IDA Multi-Family Housing Revenue:
          705,000     A                 6.300% due 7/1/16                                                                  759,637
          750,000     A                 6.350% due 7/1/20                                                                  808,125
        1,000,000     A                 6.375% due 7/1/25                                                                1,078,750
                                     Blue Ridge Regional Jail Authority, VA Regional Jail Facility Revenue,
                                        MBIA-Insured:
        1,600,000     AAA                 5.000% due 12/1/11                                                             1,634,000
          750,000     AAA                 5.000% due 12/1/12                                                               750,000
        1,200,000     AAA                 5.000% due 12/1/13                                                             1,194,000
        1,750,000     AAA                 5.200% due 12/1/17                                                             1,756,562
        1,000,000     AAA                 5.200% due 12/1/21                                                             1,002,500
                                     Chesapeake Bay, VA Bridge & Tunnel
                                        Commission District Revenue, General
                                        Resolution, MBIA-Insured:
        1,500,000     AAA                 5.250% due 7/1/19                                                              1,511,250
        5,025,000     AAA                 5.000% due 7/1/22                                                              4,937,063
                                     Harrisonburg, VA Redevelopment & Housing
                                        Authority, Multi-Family Housing Revenue,
                                        (Battery Heights Project), Series A,
                                        GNMA-Collateralized:
        1,425,000     AAA                 6.100% due 4/20/16                                                             1,530,094
        2,715,000     AAA                 6.150% due 4/20/26                                                             2,915,231

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     25

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
Virginia -- 3.1% (continued)
        $ 500,000     AAA            Lynchburg, VA Redevelopment & Housing Authority Revenue,
                                        Waldon Pond, Series A, GNMA-Collateralized,
                                        6.200% due 7/20/27                                                               $ 538,125
        2,160,000     AA             Norfolk, VA Redevelopment & Housing Authority, Educational
                                        Facilities Revenue, Tidewater Community College Campus,
                                        5.875% due 11/1/15                                                               2,324,700
                                     Northern Virginia Transit District Commuter Rail Revenue,
                                        (Virginia Railway Express Project), MBIA-Insured:
        1,245,000     AAA                 5.150% due 7/1/12                                                              1,283,906
        1,000,000     AAA                 5.200% due 7/1/13                                                              1,031,250
       14,035,000     AAA            Riverside, VA Regulatory Jail Authority Facility Revenue,
                                        MBIA-Insured, 5.875% due 7/1/14                                                 15,175,344
        2,130,000     AAA            Roanoke, VA Redevelopment & Housing Authority Revenue,
                                        Series A, Westwind III, GNMA-Collateralized,
                                        6.200% due 7/20/26                                                               2,260,463
       51,505,000     AAA            Upper Occoquan, VA Sewer Authority, Sewer Revenue,
                                        MBIA-Insured, 4.750% due 7/1/29                                                 48,028,413
                                     Virginia State Housing Development Authority, Commonwealth
                                        Mortgage Revenue:
        1,225,000     AAA                 Series D-2, MBIA-Insured, 5.650% due 1/1/13                                    1,300,031
                                          Series D-4:
        1,330,000     AA+                   6.100% due 1/1/11                                                            1,424,763
        1,365,000     AA+                   6.100% due 7/1/11                                                            1,462,256
        1,400,000     AA+                   6.125% due 1/1/12                                                            1,501,500
        1,440,000     AA+                   6.125% due 7/1/12                                                            1,544,400
        1,485,000     AA+                   6.150% due 1/1/13                                                            1,590,806
        1,525,000     AA+                   6.150% due 7/1/13                                                            1,633,656
        1,565,000     AA+                   6.200% due 1/1/14                                                            1,676,506
        1,615,000     AA+                   6.200% due 7/1/14                                                            1,730,069
        5,895,000     AA+            Virginia State Public School Authority, School Financing,
                                         Series I, 5.125% due 8/1/16                                                     5,924,475
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       110,307,875
------------------------------------------------------------------------------------------------------------------------------------
Washington -- 1.7%
        2,530,000     Aaa*           Thurston County, WA GO, MBIA-Insured, 5.000% due 8/1/15                             2,504,700
                                     Washington State Public Power Supply Project Revenue,
                                        Series B:
       24,000,000     Aa1*                5.500% due 7/1/17 (h)                                                         24,060,000
       29,220,000     Aa1*                5.500% due 7/1/18                                                             29,293,050
        6,420,000     AAA            Washington State Public Power Supply System,
                                        Nuclear Project No. 2, Series A, FSA-Insured,
                                        5.125% due 7/1/11                                                                6,540,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        62,398,125
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
26                                            1998 Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (continued)                                                                                February 28, 1998
====================================================================================================================================
       FACE
      AMOUNT          RATINGS                                     SECURITY                                              VALUE
====================================================================================================================================
West Virginia -- 0.7%
                                     Marion County, WV County Commissioner,
                                        Solid Waste Disposal Facilities Revenue,
                                        Adirondak Recycling, Series A:
      $18,100,696     NR                  8.000% due 12/1/25                                                          $ 18,100,696
        2,529,723     NR                  10.000% due 12/1/25                                                            2,529,723
                                     Ohio County, WV Board of Education, GO:
        2,000,000     A+                5.000% due 6/1/13                                                                1,987,500
          500,000     A+                5.125% due 6/1/18                                                                  495,000
                                     West Virginia University Revenues, (West
                                        Virginia University Project), Student
                                        Union, Series B, AMBAC-Insured:
        1,755,000     AAA                 5.000% due 5/1/17                                                              1,715,512
        1,915,000     AAA                 5.000% due 5/1/18                                                              1,869,519
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,697,950
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 3.1%
        1,325,000     Aaa*           Winneconne, WI Community School District GO, FGIC-Insured,
                                        6.750% due 4/1/16                                                                1,485,657
        2,000,000     AA             Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                                        6.450% due 3/1/17                                                                2,145,000
                                     Wisconsin State Health & Educational Facilities Authority,
                                        Aurora Health Care, MBIA-Insured:
       33,000,000     AAA                 5.250% due 8/15/17                                                            33,247,500
          500,000     AAA                 5.250% due 8/15/23                                                               500,625
       75,775,000     AAA                 5.250% due 8/15/27                                                            75,301,406
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       112,680,188
------------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.5%
        6,000,000     A-1+           Subblette County, WY PCR, (Exxon Project), Series A,
                                        3.750% due 7/1/17 (a)(b)                                                         6,000,000
       11,000,000     P-1*           Unita County, WY PCR, (Chevron USA Inc. Project),
                                        3.600% due 8/15/20 (b)                                                          11,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS -- 100%
                                     (Cost-- $3,428,941,597**)                                                      $3,580,228,017
====================================================================================================================================

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(c)  Security segregated by Custodian for open purchase commitments.

(d) Pre-Refunded bond escrowed with U.S. government securities and bond escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.

(f)  Security is in default.

(g)  Security  is  partially   segregated   by  Custodian   for  open   purchase
     commitments.

(h)  Portion of the security  serves as  collateral  for futures  contracts.

**   Aggregate cost for Federal income tax purposes is $3,429,240,418.


     See pages 28 and 29 for definitions of ratings and certain security descriptions.



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      27

================================================================================
Bond Ratings (unaudited)
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA       --   Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.

AA        --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A         --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB       --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB        --   Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B         --   Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.


Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa       --   Bonds that are rated "Aaa" are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa        --   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A         --   Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa       --   Bonds that are rated "Baa" are considered as medium grade
               obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba        --   Bonds that are rated "Ba" are judged to have speculative
               elements; their future cannot be considered as well assured.
               Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B         --   Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR        --   Indicates that the bond is not rated by Standard & Poor's or
               Moody's.

--------------------------------------------------------------------------------
28                                            1998 Annual Report to Shareholders

================================================================================
Short Term Security Ratings (unaudited)
================================================================================

SP-1      --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1       --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1    --   Moody's highest rating for issues having a demand feature --
               VRDO.

 P-1      --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG      --   Association of Bay Area Governments
AIG       --   American International Guaranty
AMBAC     --   AMBAC Indemnity Corporation
BAN       --   Bond Anticipation Notes
BIG       --   Bond Investors Guaranty
CGIC      --   Capital Guaranty Insurance Company
CHFCLI    --   California Health Facility Construction Loan
               Insurance
COP       --   Certificate of Participation
EDA       --   Economic Development Authority
ETM       --   Escrowed To Maturity
FAIRS     --   Floating Adjustable Interest Rate Securities
FGIC      --   Financial Guaranty Insurance Company
FHA       --   Federal Housing Administration
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
FRTC      --   Floating Rate Trust Certificates
FSA       --   Federal Savings Association
GIC       --   Guaranteed Investment Contract
GNMA      --   Government National Mortgage
               Association
GO        --   General Obligation
HDC       --   Housing Development Corporation
HFA       --   Housing Finance Authority
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Board
IDR       --   Industrial Development Revenue
INFLOS    --   Inverse Floaters
ISD       --   Independent School District
LOC       --   Letter of Credit
MBIA      --   Municipal Bond Investors Assurance
               Corporation
MVRICS    --   Municipal Variable Rate Inverse Coupon
               Security
PCR       --   Pollution Control Revenue
PSFG      --   Permanent School Fund Guaranty
RAN       --   Revenue Anticipation Notes
RIBS      --   Residual Interest Bonds
RITES     --   Residual Interest Tax-Exempt Security
SYCC      --   Structured Yield Curve Certificate
TAN       --   Tax Anticipation Notes
TECP      --   Tax Exempt Commercial Paper
TOB       --   Tender Option Bonds
TRAN      --   Tax and Revenue Anticipation Notes
VAN       --   Veterans Administration
VRDD      --   Variable Rate Daily Demand
VRWE      --   Variable Rate Wednesday Demand

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     29

====================================================================================================================================
Statement of Assets and Liabilities                                                                                February 28, 1998
====================================================================================================================================
ASSETS:
     Investments, at value (Cost  $3,428,941,597)                                                                   $3,580,228,017
     Receivable for securities sold                                                                                     37,709,153
     Receivable for Fund shares sold                                                                                    18,407,937
     Interest receivable                                                                                                40,873,082
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                                    3,677,218,189
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                                                   36,489,464
     Dividends payable                                                                                                   5,820,602
     Payable for Fund shares redeemed                                                                                    2,024,595
     Investment advisory fees payable                                                                                      867,050
     Administration fees payable                                                                                           495,457
     Distribution fees payable                                                                                             234,893
     Payable to bank                                                                                                       145,187
     Payable to broker-- variation margin                                                                                  126,563
     Accrued expenses                                                                                                      311,902
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                                  46,515,713
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                                    $3,630,702,476
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                                                                                      $  2,242,240
     Capital paid in excess of par value                                                                             3,456,172,398
     Overdistributed net investment income                                                                              (5,846,251)
     Accumulated net realized gain from security transactions and futures contracts                                     25,816,450
     Net unrealized appreciation of investments and futures contracts                                                  152,317,639
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                                    $3,630,702,476
====================================================================================================================================
Shares Outstanding:
     Class A                                                                                                           146,163,867
     -------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                            69,491,736
     -------------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                                             7,833,894
     -------------------------------------------------------------------------------------------------------------------------------
     Class Y                                                                                                               734,546
     -------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                                                         $16.19
     -------------------------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                              $16.19
     -------------------------------------------------------------------------------------------------------------------------------
     Class C **                                                                                                             $16.18
     -------------------------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                                                         $16.19
     -------------------------------------------------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 4.17% of net asset value per share)                                                              $16.87
====================================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 3).


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
30                                            1998 Annual Report to Shareholders

================================================================================
Statement of Operations                     For the Year Ended February 28, 1998
================================================================================
INVESTMENT INCOME:
     Interest                                                      $186,050,816
--------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 3)                                      10,467,272
     Investment advisory fees (Note 3)                               10,103,778
     Administration fees (Note 3)                                     5,643,278
     Shareholder and system servicing fees                              872,041
     Registration fees                                                  485,087
     Custody                                                            180,782
     Shareholder communications                                         164,992
     Audit and legal                                                     90,716
     Directors' fees                                                     56,488
     Pricing service fees                                                48,990
     Other                                                               50,839
--------------------------------------------------------------------------------
     Total Expenses                                                  28,164,263
--------------------------------------------------------------------------------
Net Investment Income                                               157,886,553
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS(NOTES 4 AND 5):
     Realized Gain From:
        Security transactions (excluding short-term securities)      93,413,902
        Futures contracts                                             1,299,500
--------------------------------------------------------------------------------
     Net Realized Gain                                               94,713,402
--------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation of Investments
     and Futures Contracts:
        Beginning of year                                            24,523,840
        End of year                                                 152,317,639
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                        127,793,799
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                       222,507,201
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $380,393,754
================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     31

====================================================================================================================================
Statement of Changes in Net Assets                                                             For the Years Ended February 28, 1998
====================================================================================================================================
                                                                                                1998                    1997
====================================================================================================================================
OPERATIONS:
     Net investment income                                                                   $ 157,886,553          $  151,392,297
     Net realized gain                                                                          94,713,402              95,197,754
     Increase (decrease) in net unrealized appreciation                                        127,793,799            (124,536,241)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                                    380,393,754             122,053,810
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                                    (158,287,063)           (156,838,038)
     Net realized gains                                                                       (100,590,928)            (67,763,497)
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                                (258,877,991)           (224,601,535)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                          791,732,693             650,661,760
     Net asset value of shares issued for reinvestment of dividends                            166,707,545             144,411,936
     Cost of shares reacquired                                                                (432,770,227)           (377,121,395)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                                       525,670,011             417,952,301
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                                         647,185,774             315,404,576

NET ASSETS:
     Beginning of year                                                                       2,983,516,702           2,668,112,126
------------------------------------------------------------------------------------------------------------------------------------
     End of year*                                                                           $3,630,702,476          $2,983,516,702
====================================================================================================================================
* Includes overdistributed net investment income of:                                           $(5,846,251)            $(5,445,741)
====================================================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
32                                            1998 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1.  Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2.  Exempt-Interest Dividends and
    Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3.  Investment Advisory Agreement, Administration Agreement and
    Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     33

================================================================================
Notes to Financial Statements (continued)
================================================================================

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the year ended February 28, 1998, SB received approximately $5.2 million on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended February 28, 1998, CDSCs paid to SB were:

                                           Class A       Class B     Class C
================================================================================
CDSCs                                     $194,000     $1,275,000    $29,000
================================================================================


Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the year ended February 28, 1998, total Distribution Plan fees incurred were:

                                           Class A       Class B     Class C
================================================================================
Distribution Plan Fees                   $3,247,646    $6,535,992   $683,634
================================================================================

All officers and one Director of the Fund are employees of SB.

4.  Investments

During the year ended February 28, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                        $3,798,215,640
--------------------------------------------------------------------------------
Sales                                                             3,694,091,268
================================================================================

At February 28, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $210,292,734
Gross unrealized depreciation                                       (59,305,135)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $150,987,599
================================================================================

5.  Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).



--------------------------------------------------------------------------------
34                                            1998 Annual Report to Shareholders

====================================================================================================================================
Notes to Financial Statements (continued)
====================================================================================================================================

At February 28, 1998, the Fund had the following open futures contracts:

                                           Expiration          # of             Basis                Market            Unrealized
                                           Month/Year        Contracts          Value                 Value               Gain
====================================================================================================================================
Futures contracts to sell:
Municipal Bond Index                            3/98             750           $ 93,408,250         $ 92,390,624         $1,017,626
U.S. Government Long Bond Index                 3/98             450             54,365,156           54,351,563             13,593
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       $147,773,406         $146,742,187         $1,031,219
====================================================================================================================================


6.  Capital Shares

At February 28, 1998, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At February 28, 1998, total paid-in capital amounted to the following for each class:


                                                  Class A                 Class B                Class C                Class Y
====================================================================================================================================
Total Paid-in Capital                         $2,208,563,444          $1,114,327,796          $124,034,008            $11,489,390
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                            Year Ended                                     Year Ended
                                                         February 28, 1998                              February 28, 1997
                                                --------------------------------                ------------------------------------
                                                 Shares                  Amount                 Shares                  Amount
====================================================================================================================================
Class A
Shares sold                                     29,486,209             $ 470,065,083            21,634,495           $ 341,397,558
Shares issued on reinvestment                    6,901,333               109,832,919             6,248,668              98,638,168
Shares redeemed                                (18,373,814)             (293,622,517)          (16,525,197)           (260,972,303)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                    18,013,728             $ 286,275,485            11,357,966           $ 179,063,423
====================================================================================================================================
Class B
Shares sold                                     15,027,839             $ 238,903,620            15,844,694           $ 250,198,692
Shares issued on reinvestment                    3,169,741                50,431,107             2,667,860              42,095,245
Shares redeemed                                 (6,725,498)             (106,847,239)           (5,546,150)            (87,632,838)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                    11,472,082             $ 182,487,488            12,966,404           $ 204,661,099
====================================================================================================================================
Class C
Shares sold                                      4,455,449             $  70,921,771             3,427,266           $  54,065,510
Shares issued on reinvestment                      353,026                 5,622,820               203,850               3,214,832
Shares redeemed                                 (1,628,656)              (25,943,307)           (1,039,835)            (16,368,197)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                     3,179,819             $  50,601,284             2,591,281           $  40,912,145
====================================================================================================================================
Class Y
Shares sold                                        732,857             $  11,842,219               320,308            $  5,000,000
Shares issued on reinvestment                       51,522                   820,699                29,359                 463,691
Shares redeemed                                   (392,741)               (6,357,164)             (766,895)            (12,148,057)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            391,638              $  6,305,754              (417,228)          $  (6,684,366)
====================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     35

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                                      1998          1997          1996           1995        1994(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                                 $15.61        $16.20        $15.47         $16.13        $16.71
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                             0.79          0.88          0.91           0.95          0.90
   Net realized and unrealized gain (loss)                           1.06         (0.18)         0.80          (0.37)         0.30
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                         1.85          0.70          1.71           0.58          1.20
Less Distributions From:
   Net investment income                                            (0.79)        (0.91)        (0.90)         (0.95)        (0.88)
   Net realized gains                                               (0.48)        (0.38)        (0.08)         (0.29)        (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (1.27)        (1.29)        (0.98)         (1.24)        (1.78)
Net Asset Value, End of Year                                       $16.19        $15.61        $16.20         $15.47        $16.13
Total Return                                                        12.30%         4.51%        11.34%          4.11%         7.41%
Net Assets, End of Year (millions)                                 $2,367        $2,000        $1,892         $1,772        $1,847
Ratios to Average Net Assets:
   Expenses                                                          0.68%         0.68%         0.70%          0.71%         0.72%
   Net investment income                                             4.98          5.60          5.47           6.25          5.43
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               110%          103%           80%           100%          131%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

--------------------------------------------------------------------------------
36                                            1998 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                                        1998          1997          1996           1995        1994(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                                   $15.60        $16.20        $15.47         $16.13       $16.71
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                               0.72          0.79          0.82           0.86         0.81
   Net realized and unrealized gain (loss)                             1.06         (0.18)         0.81          (0.37)        0.31
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                           1.78          0.61          1.63           0.49         1.12
Less Distributions From:
   Net investment income                                              (0.71)        (0.83)        (0.82)         (0.86)       (0.80)
   Net realized gains                                                 (0.48)        (0.38)        (0.08)         (0.29)       (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (1.19)        (1.21)        (0.90)         (1.15)       (1.70)
Net Asset Value, End of Year                                         $16.19        $15.60        $16.20         $15.47       $16.13
Total Return                                                          11.81%         3.92%        10.78%          3.54%        6.86%
Net Assets, End of Year (millions)                                   $1,125          $905          $730           $515         $350
Ratios to Average Net Assets:
   Expenses                                                            1.20%         1.19%         1.22%          1.23%        1.25%
   Net investment income                                               4.46          5.09          4.94           5.73         4.90
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                110%           103%          80%           100%          131%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     37

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                                         1998(1)          1997              1996              1995(2)
====================================================================================================================================
Net Asset Value, Beginning of Year                                     $15.60            $16.20            $15.47          $14.30
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                                 0.70              0.79              0.82            0.27
   Net realized and unrealized gain (loss)                               1.06             (0.18)             0.81            1.46*
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                             1.76              0.61              1.63            1.73
Less Distributions From:
   Net investment income                                                (0.70)            (0.83)            (0.82)          (0.27)
   Net realized gains                                                   (0.48)            (0.38)            (0.08)          (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     (1.18)            (1.21)            (0.90)          (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                           $16.18            $15.60            $16.20          $15.47
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                            11.69%             3.88%            10.76%          12.36%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                       $126,766           $72,597           $33,411          $5,395
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                             1.25%              1.24%             1.27%           1.29%+
   Net investment income                                                 4.38              5.04              4.86            5.67+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   110%              103%               80%            100%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from November 9, 1994 (inception date) to February 28, 1995.

* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
38                                            1998 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                                                        1998(1)           1997(1)            1996(2)
====================================================================================================================================
Net Asset Value, Beginning of Year                                                     $15.60            $16.20           $15.63
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                                                 0.82              0.90             0.85
   Net realized and unrealized gain (loss)                                               1.07             (0.18)            0.65
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                                             1.89              0.72             1.50
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                                                (0.82)            (0.94)           (0.85)
   Net realized gains                                                                   (0.48)            (0.38)           (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                     (1.30)            (1.32)           (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                                           $16.19            $15.60           $16.20
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                            12.56%             4.59%            9.84%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                                        $11,893            $5,350          $12,314
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                                              0.52%             0.52%            0.57%+
   Net investment income                                                                 5.06              5.76             5.62+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                   110%              103%              80%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from April 4, 1995 (inception date) to February 29, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     39

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of the Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. as of February 28, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended February 28, 1995 were audited by other auditors whose report thereon, dated April 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Managed Municipals Fund Inc. as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.




                                                       /s/ KPMG PEAT MARWICK LLP


New York, New York
April 20, 1998



--------------------------------------------------------------------------------
40                                            1998 Annual Report to Shareholders

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 1998:

     o 99.6% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.

     o The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital gain transactions. As a result, the Fund designates:

          o Total long-term capital gain distributions paid of $20,985,205. $7,872,167 are considered "28 percent rate gains". $13,113,038 are considered "20 percent rate gains".



--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     41

Smith Barney
Managed Municipals
Fund Inc.

Directors                               Investment Adviser and Administrator
Herbert Barg                            Mutual Management Corp.
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane                         Distributor
Burt N. Dorsett                         Smith Barney Inc.
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann                        Custodian
Heath B. McLendon, Chairman             PNC Bank, N.A.
Cornelius C. Rose

James J. Crisona, Emeritus              Shareholder Servicing Agent
                                        First Data Investor Services Group, Inc.
                                        P.O. Box 9134
Officers                                Boston, MA 02205-9134
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone                        This report is submitted for the general
Senior Vice President and Treasurer     information of shareholders of Smith
                                        Barney Managed Municipals Fund Inc. It
Joseph P. Deane                         is not for distribution to prospective
Vice President and Investment Officer   investors unless accompanied by an
                                        effective Prospectus for the Fund, which
David Fare                              contains information concerning the
Vice President and Investment Officer   Fund's investment policies and expenses
                                        as well as other pertinent information.
Thomas M. Reynolds
Controller

Christina T. Sydor                      SMITH BARNEY
Secretary                               ------------
                                              A Member of TravelersGroup[LOGO]

                                        Smith Barney Managed
                                        Municipals Fund Inc.
                                        Smith Barney Mutual Funds
                                        388 Greenwich Street
                                        New York, New York 10013

                                        www.smithbarney.com